UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2021

Item 1.

Reports to Stockholders

Fidelity® Balanced Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 28, 2021

% of fund's net assets
Microsoft Corp.	3.2
Apple, Inc.	2.6
Amazon.com, Inc.	2.5
Alphabet, Inc. Class C	2.2
Facebook, Inc. Class A	1.5
12.0

Top Five Bond Issuers as of February 28, 2021

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	4.5
Fannie Mae	1.9
Ginnie Mae	1.6
Freddie Mac	1.6
Uniform Mortgage Backed Securities	0.6
10.2

Top Five Market Sectors as of February 28, 2021

% of fund's net assets
Information Technology	17.6
Financials	13.9
Health Care	9.3
Consumer Discretionary	8.7
Industrials	8.2

Asset Allocation (% of fund's net assets)

As of February 28, 2021*,**
Stocks and Equity Futures	71.6%
Bonds	26.2%
Convertible Securities	0.1%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments – 10.6%

 ** Futures and Swaps - 0.4%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.2%
Entertainment - 1.6%
Activision Blizzard, Inc.	664,275	$63,511
Bilibili, Inc. ADR (a)	59,526	7,498
Cinemark Holdings, Inc.	663,924	14,905
Electronic Arts, Inc.	272,506	36,508
Live Nation Entertainment, Inc. (a)	1,344,633	119,484
Marcus Corp.	366,900	7,206
Netflix, Inc. (a)	141,639	76,322
The Walt Disney Co. (a)	1,917,431	362,471
		687,905
Interactive Media & Services - 4.7%
Alphabet, Inc.:
Class A (a)	125,193	253,129
Class C (a)	448,653	913,843
Facebook, Inc. Class A (a)	2,507,615	646,012
IAC (a)	61,329	15,015
JOYY, Inc. ADR	135,700	15,999
Kakao Corp.	16,230	7,024
Tongdao Liepin Group (a)	10,903,246	26,568
Twitter, Inc. (a)	853,000	65,732
Yandex NV Series A (a)	245,271	15,694
Z Holdings Corp.	4,689,150	28,629
Zoominfo Technologies, Inc.	101,945	5,344
		1,992,989
Media - 0.3%
Altice U.S.A., Inc. Class A (a)	649,765	21,839
Comcast Corp. Class A	1,626,400	85,744
Discovery Communications, Inc. Class A (a)(b)	204,140	10,826
Liberty Media Corp. Liberty Formula One Group Series C (a)(b)	293,508	12,885
		131,294
Wireless Telecommunication Services - 0.6%
Boingo Wireless, Inc. (a)(c)	3,682,467	41,980
SoftBank Group Corp.	601,154	56,105
T-Mobile U.S., Inc.	1,115,651	133,845
		231,930

TOTAL COMMUNICATION SERVICES		3,044,118

CONSUMER DISCRETIONARY - 8.3%
Automobiles - 0.7%
Tesla, Inc. (a)	454,707	307,155
Distributors - 0.1%
LKQ Corp. (a)	1,473,761	58,051
Hotels, Restaurants & Leisure - 1.1%
Aristocrat Leisure Ltd.	1,147,823	26,814
Boyd Gaming Corp. (a)	470,974	27,646
Caesars Entertainment, Inc. (a)	514,357	48,062
Churchill Downs, Inc.	221,175	51,010
Compass Group PLC	2,664,668	54,111
Marriott International, Inc. Class A	869,907	128,807
McDonald's Corp.	458,833	94,584
Penn National Gaming, Inc. (a)	104,785	12,132
SJM Holdings Ltd.	4,738,000	6,597
		449,763
Household Durables - 0.5%
Leggett & Platt, Inc.	920,837	39,845
Lennar Corp. Class A	1,067,425	88,564
Mohawk Industries, Inc. (a)	203,479	35,607
Tempur Sealy International, Inc.	997,010	33,310
		197,326
Internet & Direct Marketing Retail - 3.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	256,666	61,025
Amazon.com, Inc. (a)	343,485	1,062,375
eBay, Inc.	1,132,700	63,907
Farfetch Ltd. Class A (a)	577,802	38,066
Kogan.Com Ltd.	183,072	1,969
MakeMyTrip Ltd. (a)	744,406	24,975
Ocado Group PLC (a)	99,755	3,058
Pinduoduo, Inc. ADR (a)	138,952	23,783
Porch Group, Inc. Class A (a)	93,000	1,670
The Booking Holdings, Inc. (a)	64,047	149,134
THG PLC	1,648,339	16,259
ZOZO, Inc.	136,400	4,261
		1,450,482
Leisure Products - 0.1%
Mattel, Inc. (a)	1,878,887	37,954
Peloton Interactive, Inc. Class A (a)	76,495	9,215
		47,169
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	984,800	96,707
Nordstrom, Inc.	735,993	26,827
		123,534
Specialty Retail - 1.5%
Burlington Stores, Inc. (a)	153,484	39,725
Lowe's Companies, Inc.	1,605,577	256,491
The Home Depot, Inc.	532,345	137,526
TJX Companies, Inc.	2,248,975	148,410
Ulta Beauty, Inc. (a)	162,015	52,222
		634,374
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd. (a)	329,826	15,393
LVMH Moet Hennessy Louis Vuitton SE	61,254	38,812
NIKE, Inc. Class B	553,751	74,635
PVH Corp.	336,081	33,595
Tapestry, Inc.	1,915,167	80,705
		243,140

TOTAL CONSUMER DISCRETIONARY		3,510,994

CONSUMER STAPLES - 4.2%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	18,411	18,940
Constellation Brands, Inc. Class A (sub. vtg.)	241,480	51,711
Keurig Dr. Pepper, Inc.	859,267	26,225
Kweichow Moutai Co. Ltd. (A Shares)	46,235	15,157
Molson Coors Beverage Co. Class B	237,817	10,571
Monster Beverage Corp. (a)	863,227	75,740
PepsiCo, Inc.	1,343,176	173,525
Pernod Ricard SA	186,385	35,385
The Coca-Cola Co.	3,570,349	174,911
		582,165
Food & Staples Retailing - 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	633,400	25,450
Costco Wholesale Corp.	478,049	158,234
Performance Food Group Co. (a)	529,765	28,734
Sysco Corp.	428,710	34,138
U.S. Foods Holding Corp. (a)	1,550,005	56,513
Walgreens Boots Alliance, Inc.	1,014,709	48,635
Walmart, Inc.	1,351,356	175,568
		527,272
Food Products - 0.5%
Beyond Meat, Inc. (a)(b)	23,560	3,428
Bunge Ltd.	120,900	9,259
Darling Ingredients, Inc. (a)	385,889	24,326
Freshpet, Inc. (a)	214,621	33,455
Hotel Chocolat Group Ltd. (a)	211,562	1,076
Lamb Weston Holdings, Inc.	614,031	48,981
Mondelez International, Inc.	1,867,950	99,300
		219,825
Household Products - 0.8%
Clorox Co.	193,908	35,107
Procter & Gamble Co.	2,436,630	300,997
		336,104
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	331,236	94,687

TOTAL CONSUMER STAPLES		1,760,053

ENERGY - 2.5%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	1,179,261	28,868
Halliburton Co.	352,100	7,686
Oceaneering International, Inc. (a)	893,634	10,545
SBM Offshore NV	559,580	9,915
Subsea 7 SA	3,146,386	32,797
		89,811
Oil, Gas & Consumable Fuels - 2.3%
Africa Oil Corp. (a)	9,844,219	9,824
Apache Corp.	2,281,847	45,021
Canadian Natural Resources Ltd.	2,091,782	57,053
Cheniere Energy, Inc. (a)	138,503	9,334
Chevron Corp.	122,122	12,212
EnQuest PLC (a)	8,973,400	2,440
Exxon Mobil Corp.	5,375,434	292,262
Hess Corp.	1,291,185	84,611
HollyFrontier Corp.	434,900	16,474
Kosmos Energy Ltd.	6,810,494	20,976
Magellan Midstream Partners LP	630,024	26,253
Marathon Petroleum Corp.	253,184	13,829
MEG Energy Corp. (a)	8,276,931	42,731
Phillips 66 Co.	939,749	78,046
Reliance Industries Ltd.	136,420	2,234
Reliance Industries Ltd.	2,694,287	76,007
Reliance Industries Ltd. sponsored GDR (d)	577,929	33,173
Royal Dutch Shell PLC Class B sponsored ADR	583,384	22,682
SK Innovation Co., Ltd.	112,220	25,927
Total SA sponsored ADR	634,000	29,418
Valero Energy Corp.	709,215	54,595
		955,102

TOTAL ENERGY		1,044,913

FINANCIALS - 8.1%
Banks - 2.8%
Bank of America Corp.	6,865,758	238,310
BNP Paribas SA	378,400	22,495
Citigroup, Inc.	2,687,481	177,051
Comerica, Inc.	737,127	50,198
EFG Eurobank Ergasias SA (a)	31,988,258	22,416
First Horizon National Corp.	1,597,082	25,873
Huntington Bancshares, Inc.	2,344,377	35,963
JPMorgan Chase & Co.	1,212,600	178,458
KeyCorp	1,854,970	37,359
M&T Bank Corp.	225,630	34,057
Signature Bank	114,122	24,917
Societe Generale Series A	1,663,722	41,171
Standard Chartered PLC (United Kingdom)	3,095,800	19,931
UniCredit SpA	1,644,900	16,949
Wells Fargo & Co.	6,629,583	239,792
		1,164,940
Capital Markets - 1.8%
Bank of New York Mellon Corp.	5,411,233	228,138
BlackRock, Inc. Class A	209,923	145,792
Cboe Global Markets, Inc.	257,893	25,521
Intercontinental Exchange, Inc.	244,636	26,986
Morgan Stanley	2,353,319	180,900
State Street Corp.	702,100	51,092
StepStone Group, Inc. Class A	1,670,625	57,151
Virtu Financial, Inc. Class A	2,063,224	56,264
		771,844
Consumer Finance - 1.7%
360 Finance, Inc. ADR (a)	633,452	14,842
Ally Financial, Inc.	502,767	20,865
American Express Co.	1,168,500	158,051
Capital One Financial Corp.	2,903,567	348,980
OneMain Holdings, Inc.	1,877,436	88,071
Shriram Transport Finance Co. Ltd.	1,418,780	24,619
SLM Corp.	2,674,451	42,230
		697,658
Diversified Financial Services - 0.7%
Ant International Co. Ltd. Class C (a)(e)(f)	4,971,128	26,745
Berkshire Hathaway, Inc.:
Class A (a)	90	32,812
Class B (a)	788,154	189,559
Voya Financial, Inc.	792,181	47,753
		296,869
Insurance - 1.1%
American International Group, Inc.	1,600,988	70,363
Arthur J. Gallagher & Co.	319,264	38,248
Fairfax Financial Holdings Ltd. (sub. vtg.)	76,490	31,159
Hartford Financial Services Group, Inc.	1,231,045	62,402
Marsh & McLennan Companies, Inc.	52,574	6,058
The Travelers Companies, Inc.	1,526,823	222,153
Willis Towers Watson PLC	231,029	50,974
		481,357

TOTAL FINANCIALS		3,412,668

HEALTH CARE - 8.8%
Biotechnology - 1.1%
Acceleron Pharma, Inc. (a)	66,526	9,058
Amgen, Inc.	838,415	188,576
Argenx SE ADR (a)	123,121	40,714
Biogen, Inc. (a)	86,264	23,540
Blueprint Medicines Corp. (a)	208,369	20,466
Novavax, Inc. (a)	81,000	18,730
PTC Therapeutics, Inc. (a)	711,368	40,619
Regeneron Pharmaceuticals, Inc. (a)	230,795	103,989
Vertex Pharmaceuticals, Inc. (a)	137,849	29,300
		474,992
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	2,217,881	265,658
Boston Scientific Corp. (a)	5,308,758	205,874
DexCom, Inc. (a)	155,861	61,998
Envista Holdings Corp. (a)	936,100	36,077
Intuitive Surgical, Inc. (a)	199,901	147,287
Masimo Corp. (a)	109,152	27,368
Nevro Corp. (a)	221,447	36,579
Stryker Corp.	682,673	165,678
		946,519
Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	750,114	75,927
Cigna Corp.	327,263	68,693
Guardant Health, Inc. (a)	134,571	19,806
HCA Holdings, Inc.	902,822	155,312
Humana, Inc.	407,182	154,587
Oak Street Health, Inc. (a)	336,400	17,839
Option Care Health, Inc. (a)	679,500	13,040
Surgery Partners, Inc. (a)	923,400	36,447
UnitedHealth Group, Inc.	1,235,786	410,553
		952,204
Health Care Technology - 0.0%
Health Catalyst, Inc. (a)	309,980	15,031
Life Sciences Tools & Services - 0.7%
Avantor, Inc. (a)	1,178,300	32,839
Thermo Fisher Scientific, Inc.	599,471	269,810
		302,649
Pharmaceuticals - 2.4%
AstraZeneca PLC sponsored ADR (b)	1,970,351	95,326
Bristol-Myers Squibb Co.	3,669,104	225,026
Eli Lilly & Co.	1,079,607	221,201
Horizon Therapeutics PLC (a)	1,259,687	114,518
Roche Holding AG (participation certificate)	283,165	92,895
Royalty Pharma PLC	1,237,694	57,639
UCB SA	573,495	57,044
Zoetis, Inc. Class A	1,052,214	163,346
		1,026,995

TOTAL HEALTH CARE		3,718,390

INDUSTRIALS - 7.9%
Aerospace & Defense - 1.6%
General Dynamics Corp.	794,045	129,803
Lockheed Martin Corp.	40,300	13,309
Northrop Grumman Corp.	467,539	136,362
Raytheon Technologies Corp.	2,855,335	205,556
Space Exploration Technologies Corp. Class A (a)(e)(f)	11,700	4,914
The Boeing Co.	876,131	185,749
		675,693
Air Freight & Logistics - 0.4%
FedEx Corp.	613,633	156,170
Airlines - 0.1%
Spirit Airlines, Inc. (a)	921,100	33,049
United Airlines Holdings, Inc. (a)	61,600	3,245
		36,294
Construction & Engineering - 0.5%
AECOM (a)	2,803,350	162,286
Granite Construction, Inc.	1,549,116	53,259
		215,545
Electrical Equipment - 1.5%
Emerson Electric Co.	31,300	2,689
NEL ASA (a)	561,600	1,634
Plug Power, Inc. (a)	471,400	22,806
Sensata Technologies, Inc. PLC (a)	3,997,821	229,035
Shoals Technologies Group, Inc.	1,556,300	50,767
Sunrun, Inc. (a)(b)	4,918,772	307,817
		614,748
Industrial Conglomerates - 0.7%
3M Co.	214,671	37,580
General Electric Co.	17,566,472	220,284
Honeywell International, Inc.	184,015	37,235
		295,099
Machinery - 1.1%
Allison Transmission Holdings, Inc.	3,967,979	150,466
Caterpillar, Inc.	1,307,952	282,361
Flowserve Corp.	69,021	2,554
Kornit Digital Ltd. (a)	205,900	23,293
		458,674
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	6,319	13,514
Genco Shipping & Trading Ltd.	1,322,870	13,890
Golden Ocean Group Ltd.	1,240,500	7,567
Star Bulk Carriers Corp.	1,952,835	27,496
		62,467
Professional Services - 0.6%
Dun & Bradstreet Holdings, Inc. (a)	723,055	15,806
Nielsen Holdings PLC	11,227,607	251,611
		267,417
Road & Rail - 1.3%
Lyft, Inc. (a)	1,815,115	101,102
Norfolk Southern Corp.	735,268	185,332
Uber Technologies, Inc. (a)	4,265,504	220,740
Union Pacific Corp.	154,764	31,875
		539,049

TOTAL INDUSTRIALS		3,321,156

INFORMATION TECHNOLOGY - 17.0%
Electronic Equipment & Components - 1.4%
Corning, Inc.	443,830	16,972
Flex Ltd. (a)	12,102,601	220,146
Insight Enterprises, Inc. (a)	281,242	23,509
Jabil, Inc. (c)	7,576,215	327,065
		587,692
IT Services - 3.5%
Capgemini SA	629,386	101,112
Cognizant Technology Solutions Corp. Class A	546,516	40,158
Fidelity National Information Services, Inc.	758,739	104,706
Fiserv, Inc. (a)	151,215	17,446
FleetCor Technologies, Inc. (a)	52,839	14,653
Genpact Ltd.	2,406,793	97,331
Global Payments, Inc.	245,774	48,661
GoDaddy, Inc. (a)	199,434	16,178
Liveramp Holdings, Inc. (a)	307,309	19,410
MasterCard, Inc. Class A	1,487,483	526,346
MongoDB, Inc. Class A (a)	17,820	6,877
PayPal Holdings, Inc. (a)	1,030,388	267,746
Sabre Corp. (b)	455,857	6,697
Snowflake Computing, Inc.	14,692	3,813
Snowflake Computing, Inc.:
Class B	13,490	3,326
Class B (d)	4,496	1,167
Visa, Inc. Class A	963,216	204,577
Wix.com Ltd. (a)	42,200	14,710
		1,494,914
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)	372,624	31,490
Applied Materials, Inc.	873,056	103,186
Array Technologies, Inc.	2,003,229	74,280
Cirrus Logic, Inc. (a)	363,750	29,747
eMemory Technology, Inc.	350,000	10,234
Lam Research Corp.	204,849	116,188
Marvell Technology Group Ltd.	1,641,715	79,262
Micron Technology, Inc. (a)	2,145,799	196,405
NVIDIA Corp.	561,675	308,124
NXP Semiconductors NV	1,040,497	189,943
ON Semiconductor Corp. (a)	3,807,853	153,342
Qualcomm, Inc.	657,274	89,514
Semtech Corp. (a)	200,378	14,690
SiTime Corp. (a)	18,700	1,822
Xilinx, Inc.	173,515	22,609
		1,420,836
Software - 5.7%
Autodesk, Inc. (a)	483,305	133,392
Cognyte Software Ltd. (a)	2,023,525	58,419
Digital Turbine, Inc. (a)	346,563	28,616
Elastic NV (a)	643,385	86,465
LivePerson, Inc. (a)	211,191	13,858
Microsoft Corp.	5,832,985	1,355,464
NortonLifeLock, Inc.	2,231,563	43,538
Nuance Communications, Inc. (a)	2,735,535	122,005
Palo Alto Networks, Inc. (a)	36,733	13,162
Rapid7, Inc. (a)	506,978	38,652
RingCentral, Inc. (a)	32,360	12,237
Salesforce.com, Inc. (a)	833,637	180,482
Splunk, Inc. (a)	146,018	20,882
SVMK, Inc. (a)	6,120,805	113,969
Technology One Ltd.	3,933,363	25,604
Verint Systems, Inc. (a)	709,496	34,971
Viant Technology, Inc.	82,500	4,091
Workday, Inc. Class A (a)	187,305	45,923
Yext, Inc. (a)	4,722,733	79,909
Zendesk, Inc. (a)	68,695	10,039
		2,421,678
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	9,240,301	1,120,479
HP, Inc.	1,366,875	39,598
Samsung Electronics Co. Ltd.	1,262,130	92,349
Western Digital Corp.	322,500	22,101
		1,274,527

TOTAL INFORMATION TECHNOLOGY		7,199,647

MATERIALS - 2.3%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	143,940	36,794
Albemarle Corp. U.S.	148,018	23,270
Amyris, Inc. (e)	2,782,258	38,395
Amyris, Inc. (e)	1,182,813	16,323
Amyris, Inc. (a)(b)	5,486,304	75,711
Balchem Corp.	143,375	17,113
Ecolab, Inc.	235,465	49,297
FMC Corp.	249,930	25,415
Innospec, Inc.	264,895	26,609
LG Chemical Ltd.	14,390	10,606
Linde PLC	333,294	81,414
LyondellBasell Industries NV Class A	307,724	31,723
Olin Corp.	1,746,895	54,049
Sherwin-Williams Co.	44,664	30,387
Valvoline, Inc.	1,199,763	29,946
		547,052
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	142,479	47,997
Summit Materials, Inc. (a)	1,304,761	36,155
Vulcan Materials Co.	239,867	40,055
		124,207
Containers & Packaging - 0.1%
Crown Holdings, Inc.	608,426	58,141
Metals & Mining - 0.6%
Commercial Metals Co.	943,861	23,738
First Quantum Minerals Ltd.	3,252,840	70,113
Freeport-McMoRan, Inc.	2,383,655	80,830
Newmont Corp.	1,040,463	56,580
		231,261

TOTAL MATERIALS		960,661

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.	228,026	36,413
American Tower Corp.	476,153	102,911
Corporate Office Properties Trust (SBI)	502,006	13,052
CubeSmart	751,613	27,780
Digital Realty Trust, Inc.	315,720	42,537
Douglas Emmett, Inc.	445,464	14,589
Equinix, Inc.	43,147	27,974
Invitation Homes, Inc.	597,700	17,417
Kilroy Realty Corp.	533,082	33,829
Lexington Corporate Properties Trust	1,467,595	15,733
Mid-America Apartment Communities, Inc.	339,021	45,676
Potlatch Corp.	163,899	8,318
Prologis (REIT), Inc.	785,925	77,862
SBA Communications Corp. Class A	105,051	26,802
Ventas, Inc.	924,867	48,925
VICI Properties, Inc.	470,161	13,400
Weyerhaeuser Co.	2,193,145	74,282
		627,500
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	3,380,032	52,323
Jones Lang LaSalle, Inc. (a)	87,300	15,188
		67,511

TOTAL REAL ESTATE		695,011

UTILITIES - 1.7%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	86,699	6,489
Edison International	1,100,904	59,438
Entergy Corp.	279,269	24,243
Evergy, Inc.	679,507	36,442
Exelon Corp.	1,825,960	70,482
FirstEnergy Corp.	1,413,074	46,829
NextEra Energy, Inc.	2,246,560	165,077
NRG Energy, Inc.	295,485	10,788
PG&E Corp. (a)	4,429,260	46,552
Southern Co.	1,299,077	73,684
		540,024
Independent Power and Renewable Electricity Producers - 0.1%
Sunnova Energy International, Inc. (a)	192,300	8,623
The AES Corp.	1,495,935	39,732
		48,355
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	1,659,831	32,267
Dominion Energy, Inc.	849,139	58,013
Sempra Energy	524,201	60,797
		151,077

TOTAL UTILITIES		739,456

TOTAL COMMON STOCKS
(Cost $18,607,253)		29,407,067

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series H (e)(f)	7,100	6,232
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (e)(f)	450,873	3,605
IT Services - 0.1%
ByteDance Ltd. Series E1 (e)(f)	143,672	15,743
Software - 0.0%
Databricks, Inc. Series G (e)(f)	10,192	1,808
Thoughtworks, Inc. Series A (e)(f)	17,818	10,907
		12,715
TOTAL INFORMATION TECHNOLOGY		32,063

TOTAL CONVERTIBLE PREFERRED STOCKS		38,295

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)	504,400	40,402
TOTAL PREFERRED STOCKS
(Cost $72,668)		78,697
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.08% 3/4/21 to 5/27/21 (g)
(Cost $42,198)	42,200	42,199
	Shares	Value (000s)

Fixed-Income Funds - 27.8%
Fidelity Investment Grade Bond Central Fund (h)
(Cost $11,657,341)	102,637,124	11,768,373

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.07% (i)	936,759,080	936,946
Fidelity Securities Lending Cash Central Fund 0.08% (i)(j)	128,525,516	128,538
TOTAL MONEY MARKET FUNDS
(Cost $1,065,470)		1,065,484
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $31,444,930)		42,361,820
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(103,174)
NET ASSETS - 100%		$42,258,646

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3,914	March 2021	$745,460	$14,764	$14,764

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,340,000 or 0.1% of net assets.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $124,672,000 or 0.3% of net assets.

 (f) Level 3 security

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $42,199,000.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc.	2/3/20 - 6/4/20	$11,533
Ant International Co. Ltd. Class C	5/16/18	$27,888
ByteDance Ltd. Series E1	11/18/20	$15,743
Databricks, Inc. Series G	2/1/21	$1,808
Roofoods Ltd. Series H	1/15/21	$6,232
Space Exploration Technologies Corp. Class A	2/16/21	$4,914
Thoughtworks, Inc. Series A	1/13/21	$10,907
Xsight Labs Ltd. Series D	2/16/21	$3,605

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$298
Fidelity High Income Central Fund	11,435
Fidelity Investment Grade Bond Central Fund	386,801
Fidelity Securities Lending Cash Central Fund	124
Total	$398,658

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$627,732	$10,810	$655,841	$25,459	$(8,160)	$--	0.0%
Fidelity Investment Grade Bond Central Fund	11,077,990	1,107,622	25,627	1,227	(392,839)	11,768,373	38.4%
Total	$11,705,722	$1,118,432	$681,468	$26,686	$(400,999)	$11,768,373

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Boingo Wireless, Inc.	$48,148	$--	$283	$--	$(37)	$(5,848)	$41,980
Jabil, Inc.	260,592	--	2,123	1,214	285	68,311	327,065
Livent Corp.	70,616	1,591	156,398	--	84,887	(696)	--
Total	$379,356	$1,591	$158,804	$1,214	$85,135	$61,767	$369,045

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$3,044,118	$2,959,384	$84,734	$--
Consumer Discretionary	3,551,396	3,418,071	133,325	--
Consumer Staples	1,766,285	1,760,053	--	6,232
Energy	1,044,913	1,044,913	--	--
Financials	3,412,668	3,265,106	120,817	26,745
Health Care	3,718,390	3,625,495	92,895	--
Industrials	3,321,156	3,302,728	13,514	4,914
Information Technology	7,231,710	7,196,321	3,326	32,063
Materials	960,661	960,661	--	--
Real Estate	695,011	695,011	--	--
Utilities	739,456	739,456	--	--
U.S. Government and Government Agency Obligations	42,199	--	42,199	--
Fixed-Income Funds	11,768,373	11,768,373	--	--
Money Market Funds	1,065,484	1,065,484	--	--
Total Investments in Securities:	$42,361,820	$41,801,056	$490,810	$69,954
Derivative Instruments:
Assets
Futures Contracts	$14,764	$14,764	$--	$--
Total Assets	$14,764	$14,764	$--	$--
Total Derivative Instruments:	$14,764	$14,764	$--	$--
Net unrealized appreciation on unfunded commitments	$12,680	$--	$12,680	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$14,764	$0
Total Equity Risk	14,764	0
Total Value of Derivatives	$14,764	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	10.8%
AAA,AA,A	5.3%
BBB	7.1%
BB	2.2%
Not Rated	2.8%
Equities	69.8%
Short-Term Investments and Net Other Assets	2.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.4%
United Kingdom	2.1%
Cayman Islands	2.0%
Netherlands	1.0%
Others (Individually Less Than 1%)	5.5%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $124,438) — See accompanying schedule: Unaffiliated issuers (cost $18,483,645)	$29,158,918
Fidelity Central Funds (cost $12,722,811)	12,833,857
Other affiliated issuers (cost $238,474)	369,045
Total Investment in Securities (cost $31,444,930)		$42,361,820
Receivable for investments sold		67,380
Net unrealized appreciation on unfunded commitments		12,861
Receivable for fund shares sold		42,740
Dividends receivable		35,119
Distributions receivable from Fidelity Central Funds		79
Prepaid expenses		31
Other receivables		1,889
Total assets		42,521,919
Liabilities
Payable to custodian bank	$908
Payable for investments purchased	85,912
Net unrealized depreciation on unfunded commitments	181
Payable for fund shares redeemed	19,982
Accrued management fee	13,442
Payable for daily variation margin on futures contracts	3,635
Other affiliated payables	3,651
Other payables and accrued expenses	7,039
Collateral on securities loaned	128,523
Total liabilities		263,273
Net Assets		$42,258,646
Net Assets consist of:
Paid in capital		$29,573,132
Total accumulated earnings (loss)		12,685,514
Net Assets		$42,258,646
Net Asset Value and Maximum Offering Price
Balanced:
Net Asset Value, offering price and redemption price per share ($32,721,576 ÷ 1,136,062 shares)		$28.80
Class K:
Net Asset Value, offering price and redemption price per share ($9,537,070 ÷ 331,093 shares)		$28.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2021 (Unaudited)
Investment Income
Dividends (including $1,214 earned from other affiliated issuers)		$155,605
Interest		64
Income from Fidelity Central Funds (including $124 from security lending)		146,216
Total income		301,885
Expenses
Management fee	$74,915
Transfer agent fees	20,085
Accounting fees	1,232
Custodian fees and expenses	328
Independent trustees' fees and expenses	91
Registration fees	418
Audit	91
Legal	35
Miscellaneous	200
Total expenses before reductions	97,395
Expense reductions	(61)
Total expenses after reductions		97,334
Net investment income (loss)		204,551
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,021)	2,010,230
Fidelity Central Funds	26,692
Other affiliated issuers	85,135
Foreign currency transactions	(106)
Futures contracts	45,677
Capital gain distributions from Fidelity Central Funds	252,442
Total net realized gain (loss)		2,420,070
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,496)	1,884,915
Fidelity Central Funds	(400,999)
Other affiliated issuers	61,767
Unfunded commitments	12,680
Assets and liabilities in foreign currencies	(17)
Futures contracts	(7,546)
Total change in net unrealized appreciation (depreciation)		1,550,800
Net gain (loss)		3,970,870
Net increase (decrease) in net assets resulting from operations		$4,175,421

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$204,551	$544,681
Net realized gain (loss)	2,420,070	2,215,659
Change in net unrealized appreciation (depreciation)	1,550,800	3,842,841
Net increase (decrease) in net assets resulting from operations	4,175,421	6,603,181
Distributions to shareholders	(2,056,649)	(1,470,509)
Share transactions - net increase (decrease)	2,301,656	(693,271)
Total increase (decrease) in net assets	4,420,428	4,439,401
Net Assets
Beginning of period	37,838,218	33,398,817
End of period	$42,258,646	$37,838,218

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Balanced Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$27.37	$23.54	$25.33	$24.27	$22.32	$22.33
Income from Investment Operations
Net investment income (loss)A	.14	.38	.42	.38	.38	.37
Net realized and unrealized gain (loss)	2.77	4.49	.08	2.55	2.26	1.25
Total from investment operations	2.91	4.87	.50	2.93	2.64	1.62
Distributions from net investment income	(.17)	(.41)	(.40)	(.37)	(.37)	(.36)
Distributions from net realized gain	(1.31)	(.62)	(1.89)	(1.50)	(.32)	(1.27)
Total distributions	(1.48)	(1.04)B	(2.29)	(1.87)	(.69)	(1.63)
Net asset value, end of period	$28.80	$27.37	$23.54	$25.33	$24.27	$22.32
Total ReturnC,D	11.09%	21.44%	2.61%	12.78%	12.12%	7.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G	.52%	.53%	.53%	.55%	.55%
Expenses net of fee waivers, if any	.51%G	.52%	.53%	.53%	.54%	.55%
Expenses net of all reductions	.51%G	.51%	.53%	.53%	.54%	.55%
Net investment income (loss)	1.02%G	1.57%	1.82%	1.55%	1.65%	1.71%
Supplemental Data
Net assets, end of period (in millions)	$32,722	$28,805	$24,969	$25,088	$22,915	$20,840
Portfolio turnover rateH	47%G,I	95%I	60%	66%I	91%	64%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Balanced Fund Class K

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$27.37	$23.55	$25.33	$24.27	$22.32	$22.33
Income from Investment Operations
Net investment income (loss)A	.15	.40	.44	.40	.40	.39
Net realized and unrealized gain (loss)	2.77	4.48	.09	2.55	2.26	1.25
Total from investment operations	2.92	4.88	.53	2.95	2.66	1.64
Distributions from net investment income	(.18)	(.43)	(.42)	(.39)	(.39)	(.38)
Distributions from net realized gain	(1.31)	(.62)	(1.89)	(1.50)	(.32)	(1.27)
Total distributions	(1.49)	(1.06)B	(2.31)	(1.89)	(.71)	(1.65)
Net asset value, end of period	$28.80	$27.37	$23.55	$25.33	$24.27	$22.32
Total ReturnC,D	11.13%	21.49%	2.74%	12.87%	12.22%	7.84%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G	.44%	.45%	.45%	.46%	.46%
Expenses net of fee waivers, if any	.43%G	.44%	.45%	.45%	.45%	.46%
Expenses net of all reductions	.43%G	.43%	.44%	.44%	.45%	.45%
Net investment income (loss)	1.09%G	1.65%	1.91%	1.63%	1.74%	1.81%
Supplemental Data
Net assets, end of period (in millions)	$9,537	$9,033	$8,429	$9,157	$8,536	$7,984
Portfolio turnover rateH	47%G,I	95%I	60%	66%I	91%	64%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Investment Grade Bond Central Fund	FMR	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Balanced Fund	$1,703

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, short-term gain distributions from the Underlying Funds, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,265,429
Gross unrealized depreciation	(413,913)
Net unrealized appreciation (depreciation)	$10,851,516
Tax cost	$31,537,748

The Fund elected to defer to its next fiscal year approximately $80,271 of ordinary losses recognized during the period January 1, 2020 to August 31, 2020.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Balanced Fund	9,315,475	9,012,244

Unaffiliated Redemptions In-Kind. During the period, 3,201 shares of the Fund were redeemed in-kind for investments and cash with a value of $87,929. The net realized gain of $31,229 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 13,051 shares of the Fund were redeemed in-kind for investments and cash with a value of $310,014. The Fund had a net realized gain of $80,850 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .38% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Balanced	$18,096.12
Class K	1,989.04
	$20,085

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Balanced Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Balanced Fund	$194

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Balanced Fund	547,945	518,344

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund completed exchanges in-kind with Fidelity Investment Grade Bond Central Fund. The Fund delivered investments, including accrued interest, and cash valued at $7,636,082 to Fidelity Investment Grade Bond Central Fund in exchange for 67,868 shares. The fund had a net realized gain of $388,674 on investments delivered through in-kind redemptions. The Fund recognized gains for federal income tax purposes.

In addition, the Fund redeemed 23,570 shares of Fidelity Mortgage Backed Securities Central Fund in exchange for investments and cash with a value of $2,581,907 and a non-taxable exchange of those investments for 22,948 shares of Fidelity Investment Grade Bond Central Fund. The fund had a net realized gains of $83,354 on the Fund's redemptions of Fidelity Mortgage Backed Securities Central Fund shares. The Fund recognized gains on the redemption of Fidelity Mortgage Backed Securities Central Fund for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Balanced Fund	$39

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Balanced Fund	$17	$1	$–

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $61.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2021	Year ended August 31, 2020
Distributions to shareholders
Balanced	$1,570,529	$1,107,713
Class K	486,120	362,796
Total	$2,056,649	$1,470,509

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2021	Year ended August 31, 2020	Six months ended February 28, 2021	Year ended August 31, 2020
Balanced
Shares sold	109,411	171,801	$3,048,342	$4,175,932
Reinvestment of distributions	55,594	44,267	1,488,126	1,047,711
Shares redeemed	(81,483)(a)	(224,036)	(2,250,723)(a)	(5,265,690)
Net increase (decrease)	83,522	(7,968)	$2,285,745	$(42,047)
Class K
Shares sold	25,560	52,947	$707,567	$1,288,410
Reinvestment of distributions	18,167	15,331	486,120	362,796
Shares redeemed	(42,680)(a)	(96,214)(b)	(1,177,776)(a)	(2,302,430)(b)
Net increase (decrease)	1,047	(27,936)	$15,911	$(651,224)

 (a) Amount includes in-kind redemptions (See the Unaffiliated Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (See the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Balanced Fund
Balanced	.51%
Actual		$1,000.00	$1,110.90	$2.67
Hypothetical-C		$1,000.00	$1,022.27	$2.56
Class K	.43%
Actual		$1,000.00	$1,111.30	$2.25
Hypothetical-C		$1,000.00	$1,022.66	$2.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Balanced Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

BAL-SANN-0421
1.471161.123

Fidelity® Balanced K6 Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity’s Fixed-Income Central Funds.

Top Five Stocks as of February 28, 2021

% of fund's net assets
Microsoft Corp.	3.5
Apple, Inc.	2.9
Amazon.com, Inc.	2.7
Alphabet, Inc. Class C	2.1
Facebook, Inc. Class A	1.5
12.7

Top Five Bond Issuers as of February 28, 2021

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	4.4
Fannie Mae	1.8
Ginnie Mae	1.6
Freddie Mac	1.6
Uniform Mortgage Backed Securities	0.6
10.0

Top Five Market Sectors as of February 28, 2021

% of fund's net assets
Information Technology	18.3
Financials	13.6
Health Care	9.8
Consumer Discretionary	9.3
Industrials	8.0

Asset Allocation (% of fund's net assets)

As of February 28, 2021*,**
Stocks and Equity Futures	71.4%
Bonds	26.8%
Convertible Securities	0.1%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments – 10.2%

 ** Futures and Swaps - 0.4%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 70.7%
	Shares	Value
COMMUNICATION SERVICES - 6.9%
Entertainment - 1.6%
Activision Blizzard, Inc.	9,251	$884,488
Bilibili, Inc. ADR (a)	812	102,288
Cinemark Holdings, Inc.	8,903	199,872
Electronic Arts, Inc.	3,757	503,325
Live Nation Entertainment, Inc. (a)	19,186	1,704,868
Marcus Corp.	5,178	101,696
Netflix, Inc. (a)	1,896	1,021,660
The Walt Disney Co. (a)	26,408	4,992,168
		9,510,365
Interactive Media & Services - 4.5%
Alphabet, Inc.:
Class A (a)	1,725	3,487,795
Class C (a)	6,164	12,555,205
Facebook, Inc. Class A (a)	34,527	8,894,846
IAC (a)	846	207,126
JOYY, Inc. ADR	1,969	232,145
Kakao Corp.	194	83,964
Tongdao Liepin Group (a)	143,673	350,085
Twitter, Inc. (a)	11,837	912,159
Yandex NV Series A (a)	3,380	216,269
Z Holdings Corp.	64,636	394,621
Zoominfo Technologies, Inc.	960	50,323
		27,384,538
Media - 0.3%
Altice U.S.A., Inc. Class A (a)	8,874	298,255
Comcast Corp. Class A	23,039	1,214,616
Discovery Communications, Inc. Class A (a)	2,798	148,378
Liberty Media Corp. Liberty Formula One Group Series C (a)	4,026	176,741
		1,837,990
Wireless Telecommunication Services - 0.5%
Boingo Wireless, Inc. (a)	55,289	630,295
SoftBank Group Corp.	8,390	783,034
T-Mobile U.S., Inc.	15,379	1,845,019
		3,258,348

TOTAL COMMUNICATION SERVICES		41,991,241

CONSUMER DISCRETIONARY - 8.9%
Automobiles - 0.8%
Tesla, Inc. (a)	7,118	4,808,209
Distributors - 0.2%
LKQ Corp. (a)	23,071	908,767
Hotels, Restaurants & Leisure - 1.1%
Aristocrat Leisure Ltd.	17,968	419,742
Boyd Gaming Corp. (a)	7,372	432,736
Caesars Entertainment, Inc. (a)	7,989	746,492
Churchill Downs, Inc.	3,461	798,210
Compass Group PLC	41,715	847,105
Marriott International, Inc. Class A	13,615	2,015,973
McDonald's Corp.	7,183	1,480,704
Penn National Gaming, Inc. (a)	1,415	163,829
SJM Holdings Ltd.	68,776	95,763
		7,000,554
Household Durables - 0.5%
Leggett & Platt, Inc.	14,416	623,780
Lennar Corp. Class A	16,577	1,375,394
Mohawk Industries, Inc. (a)	3,185	557,343
Tempur Sealy International, Inc.	16,074	537,032
		3,093,549
Internet & Direct Marketing Retail - 3.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	3,543	842,384
Amazon.com, Inc. (a)	5,373	16,618,313
eBay, Inc.	17,710	999,198
Farfetch Ltd. Class A (a)	9,315	613,672
Kogan.Com Ltd.	3,102	33,368
MakeMyTrip Ltd. (a)	10,316	346,102
Ocado Group PLC (a)	1,516	46,466
Pinduoduo, Inc. ADR (a)	1,915	327,771
Porch Group, Inc. Class A (a)	1,350	24,246
The Booking Holdings, Inc. (a)	989	2,302,896
THG PLC	26,575	262,132
ZOZO, Inc.	2,000	62,479
		22,479,027
Leisure Products - 0.1%
Mattel, Inc. (a)	29,414	594,163
Peloton Interactive, Inc. Class A (a)	1,237	149,021
		743,184
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	15,416	1,513,851
Nordstrom, Inc.	11,521	419,940
		1,933,791
Specialty Retail - 1.6%
Burlington Stores, Inc. (a)	2,402	621,686
Lowe's Companies, Inc.	25,135	4,015,316
The Home Depot, Inc.	8,333	2,152,747
TJX Companies, Inc.	35,215	2,323,838
Ulta Beauty, Inc. (a)	2,545	820,330
		9,933,917
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd. (a)	701	32,716
LVMH Moet Hennessy Louis Vuitton SE	914	579,128
NIKE, Inc. Class B	8,668	1,168,273
PVH Corp.	5,272	526,989
Tapestry, Inc.	29,978	1,263,273
		3,570,379

TOTAL CONSUMER DISCRETIONARY		54,471,377

CONSUMER STAPLES - 4.2%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	270	277,752
Constellation Brands, Inc. Class A (sub. vtg.)	3,539	757,841
Keurig Dr. Pepper, Inc.	12,817	391,175
Kweichow Moutai Co. Ltd. (A Shares)	678	222,272
Molson Coors Beverage Co. Class B	3,459	153,753
Monster Beverage Corp. (a)	12,876	1,129,740
PepsiCo, Inc.	20,035	2,588,322
Pernod Ricard SA	2,781	527,975
The Coca-Cola Co.	52,344	2,564,333
		8,613,163
Food & Staples Retailing - 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	9,909	398,144
Costco Wholesale Corp.	6,728	2,226,968
Performance Food Group Co. (a)	7,902	428,604
Sysco Corp.	6,019	479,293
U.S. Foods Holding Corp. (a)	24,264	884,665
Walgreens Boots Alliance, Inc.	15,135	725,421
Walmart, Inc.	20,157	2,618,797
		7,761,892
Food Products - 0.5%
Beyond Meat, Inc. (a)	332	48,299
Bunge Ltd.	1,773	135,776
Darling Ingredients, Inc. (a)	5,430	342,307
Freshpet, Inc. (a)	3,146	490,398
Hotel Chocolat Group Ltd. (a)	3,413	17,356
Lamb Weston Holdings, Inc.	9,159	730,613
Mondelez International, Inc.	27,918	1,484,121
		3,248,870
Household Products - 0.8%
Clorox Co.	2,893	523,778
Procter & Gamble Co.	36,344	4,489,574
		5,013,352
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	4,858	1,388,708

TOTAL CONSUMER STAPLES		26,025,985

ENERGY - 2.3%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	16,362	400,542
Halliburton Co.	4,853	105,941
Oceaneering International, Inc. (a)	12,397	146,285
SBM Offshore NV	7,783	137,901
Subsea 7 SA	43,628	454,767
		1,245,436
Oil, Gas & Consumable Fuels - 2.1%
Africa Oil Corp. (a)	136,126	135,848
Apache Corp.	31,615	623,764
Canadian Natural Resources Ltd.	28,989	790,671
Cheniere Energy, Inc. (a)	1,903	128,243
Chevron Corp.	1,662	166,200
EnQuest PLC (a)	123,618	33,618
Exxon Mobil Corp.	74,485	4,049,749
Hess Corp.	17,858	1,170,235
HollyFrontier Corp.	5,998	227,204
Kosmos Energy Ltd.	84,347	259,789
Magellan Midstream Partners LP	8,728	363,696
Marathon Petroleum Corp.	3,525	192,536
MEG Energy Corp. (a)	114,174	589,441
Phillips 66 Co.	13,068	1,085,297
Reliance Industries Ltd.	1,335	21,861
Reliance Industries Ltd.	31,647	892,778
Reliance Industries Ltd. sponsored GDR (b)	7,760	445,424
Royal Dutch Shell PLC Class B sponsored ADR	7,777	302,370
SK Innovation Co., Ltd.	1,700	392,763
Total SA sponsored ADR	8,822	409,341
Valero Energy Corp.	9,813	755,405
		13,036,233

TOTAL ENERGY		14,281,669

FINANCIALS - 7.9%
Banks - 2.7%
Bank of America Corp.	98,190	3,408,175
BNP Paribas SA	5,424	322,443
Citigroup, Inc.	38,435	2,532,098
Comerica, Inc.	10,542	717,910
EFG Eurobank Ergasias SA (a)	457,477	320,584
First Horizon National Corp.	22,841	370,024
Huntington Bancshares, Inc.	33,528	514,320
JPMorgan Chase & Co.	17,342	2,552,222
KeyCorp	26,529	534,294
M&T Bank Corp.	3,635	548,667
Signature Bank	1,633	356,549
Societe Generale Series A	23,794	588,815
Standard Chartered PLC (United Kingdom)	44,307	285,247
UniCredit SpA	23,554	242,699
Wells Fargo & Co.	94,813	3,429,386
		16,723,433
Capital Markets - 1.8%
Bank of New York Mellon Corp.	77,389	3,262,720
BlackRock, Inc. Class A	3,003	2,085,584
Cboe Global Markets, Inc.	3,688	364,964
Intercontinental Exchange, Inc.	3,509	387,078
Morgan Stanley	33,656	2,587,137
State Street Corp.	10,043	730,829
StepStone Group, Inc. Class A	22,417	807,236
Virtu Financial, Inc. Class A	29,507	804,656
		11,030,204
Consumer Finance - 1.7%
360 Finance, Inc. ADR (a)	13,589	318,390
Ally Financial, Inc.	7,191	298,427
American Express Co.	16,712	2,260,465
Capital One Financial Corp.	41,526	4,991,010
OneMain Holdings, Inc.	26,850	1,259,534
Shriram Transport Finance Co. Ltd.	20,291	352,088
SLM Corp.	38,250	603,968
		10,083,882
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc.:
Class A (a)	1	364,580
Class B (a)	11,270	2,710,548
Voya Financial, Inc.	11,330	682,972
		3,758,100
Insurance - 1.1%
American International Group, Inc.	22,897	1,006,323
Arthur J. Gallagher & Co.	4,566	547,007
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,094	445,655
Hartford Financial Services Group, Inc.	17,606	892,448
Marsh & McLennan Companies, Inc.	838	96,554
The Travelers Companies, Inc.	21,836	3,177,138
Willis Towers Watson PLC	3,305	729,215
		6,894,340

TOTAL FINANCIALS		48,489,959

HEALTH CARE - 9.3%
Biotechnology - 1.1%
Acceleron Pharma, Inc. (a)	1,067	145,283
Amgen, Inc.	12,299	2,766,291
Argenx SE ADR (a)	1,780	588,610
Ascendis Pharma A/S sponsored ADR (a)	6	930
Biogen, Inc. (a)	1,285	350,651
Blueprint Medicines Corp. (a)	3,231	317,349
Novavax, Inc. (a)	1,239	286,494
PTC Therapeutics, Inc. (a)	9,613	548,902
Regeneron Pharmaceuticals, Inc. (a)	3,536	1,593,216
Vertex Pharmaceuticals, Inc. (a)	2,106	447,630
		7,045,356
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	34,064	4,080,186
Boston Scientific Corp. (a)	81,460	3,159,019
DexCom, Inc. (a)	2,430	966,605
Envista Holdings Corp. (a)	14,309	551,469
Intuitive Surgical, Inc. (a)	3,126	2,303,237
Masimo Corp. (a)	1,648	413,203
Nevro Corp. (a)	3,370	556,657
Stryker Corp.	10,414	2,527,374
		14,557,750
Health Care Providers & Services - 2.4%
AmerisourceBergen Corp.	11,468	1,160,791
Cigna Corp.	5,039	1,057,686
Guardant Health, Inc. (a)	2,029	298,628
HCA Holdings, Inc.	13,894	2,390,185
Humana, Inc.	6,254	2,374,331
Oak Street Health, Inc. (a)	5,141	272,627
Option Care Health, Inc. (a)	10,386	199,307
Surgery Partners, Inc. (a)	14,135	557,908
UnitedHealth Group, Inc.	18,966	6,300,885
		14,612,348
Health Care Technology - 0.0%
Health Catalyst, Inc. (a)	4,820	233,722
Life Sciences Tools & Services - 0.8%
Avantor, Inc. (a)	18,014	502,050
Thermo Fisher Scientific, Inc.	9,180	4,131,734
		4,633,784
Pharmaceuticals - 2.6%
AstraZeneca PLC sponsored ADR (c)	30,353	1,468,478
Bristol-Myers Squibb Co.	56,315	3,453,799
Eli Lilly & Co.	16,548	3,390,520
Horizon Therapeutics PLC (a)	19,393	1,763,018
Roche Holding AG (participation certificate)	4,352	1,427,713
Royalty Pharma PLC	19,003	884,970
UCB SA	8,805	875,816
Zoetis, Inc. Class A	16,197	2,514,422
		15,778,736

TOTAL HEALTH CARE		56,861,696

INDUSTRIALS - 7.7%
Aerospace & Defense - 1.5%
General Dynamics Corp.	10,925	1,785,910
Lockheed Martin Corp.	565	186,591
Northrop Grumman Corp.	6,587	1,921,164
Raytheon Technologies Corp.	39,647	2,854,188
Space Exploration Technologies Corp. Class A (a)(d)(e)	200	83,998
The Boeing Co.	12,208	2,588,218
		9,420,069
Air Freight & Logistics - 0.4%
FedEx Corp.	8,473	2,156,379
Airlines - 0.1%
Spirit Airlines, Inc. (a)	12,784	458,690
United Airlines Holdings, Inc. (a)	900	47,412
		506,102
Construction & Engineering - 0.5%
AECOM (a)	38,892	2,251,458
Granite Construction, Inc.	21,487	738,723
		2,990,181
Electrical Equipment - 1.4%
Emerson Electric Co.	439	37,710
NEL ASA (a)	8,350	24,287
Plug Power, Inc. (a)	6,967	337,063
Sensata Technologies, Inc. PLC (a)	55,453	3,176,902
Shoals Technologies Group, Inc.	23,437	764,515
Sunrun, Inc. (a)(c)	71,837	4,495,559
		8,836,036
Industrial Conglomerates - 0.7%
3M Co.	2,978	521,329
General Electric Co.	243,672	3,055,647
Honeywell International, Inc.	2,515	508,910
		4,085,886
Machinery - 1.0%
Allison Transmission Holdings, Inc.	54,935	2,083,135
Caterpillar, Inc.	18,195	3,927,937
Flowserve Corp.	979	36,223
Kornit Digital Ltd. (a)	3,141	355,341
		6,402,636
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	87	186,067
Genco Shipping & Trading Ltd.	21,800	228,900
Golden Ocean Group Ltd.	17,200	104,920
Star Bulk Carriers Corp.	28,429	400,280
		920,167
Professional Services - 0.6%
Dun & Bradstreet Holdings, Inc. (a)	10,928	238,886
Nielsen Holdings PLC	155,784	3,491,119
		3,730,005
Road & Rail - 1.3%
Lyft, Inc. (a)	25,493	1,419,960
Norfolk Southern Corp.	10,207	2,572,776
Uber Technologies, Inc. (a)	66,587	3,445,877
Union Pacific Corp.	2,160	444,874
		7,883,487

TOTAL INDUSTRIALS		46,930,948

INFORMATION TECHNOLOGY - 17.8%
Electronic Equipment & Components - 1.2%
Corning, Inc.	6,825	260,988
Flex Ltd. (a)	154,381	2,808,190
Insight Enterprises, Inc.(a)	3,667	306,525
Jabil, Inc.	97,991	4,230,271
		7,605,974
IT Services - 3.7%
Capgemini SA	9,723	1,562,021
Cognizant Technology Solutions Corp. Class A	8,445	620,539
Fidelity National Information Services, Inc.	12,152	1,676,976
Fiserv, Inc. (a)	2,551	294,309
FleetCor Technologies, Inc. (a)	783	217,134
Genpact Ltd.	34,365	1,389,721
Global Payments, Inc.	3,860	764,241
GoDaddy, Inc. (a)	3,900	316,368
Liveramp Holdings, Inc. (a)	4,938	311,884
MasterCard, Inc. Class A	22,326	7,900,055
MongoDB, Inc. Class A (a)	227	87,606
PayPal Holdings, Inc. (a)	15,457	4,016,501
Sabre Corp.	9,066	133,180
Snowflake Computing, Inc.	215	55,801
Snowflake Computing, Inc.:
Class B	107	26,382
Class B (b)	35	9,084
Visa, Inc. Class A	13,920	2,956,469
Wix.com Ltd. (a)	620	216,113
		22,554,384
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	6,424	542,892
Applied Materials, Inc.	13,384	1,581,855
Array Technologies, Inc.	27,285	1,011,728
Cirrus Logic, Inc. (a)	5,069	414,543
eMemory Technology, Inc.	5,076	148,421
Lam Research Corp.	3,156	1,790,052
Marvell Technology Group Ltd.	22,816	1,101,556
Micron Technology, Inc. (a)	32,947	3,015,639
NVIDIA Corp.	8,524	4,676,096
NXP Semiconductors NV	13,197	2,409,112
ON Semiconductor Corp. (a)	58,814	2,368,440
Qualcomm, Inc.	10,553	1,437,213
Semtech Corp. (a)	3,043	223,082
SiTime Corp. (a)	275	26,793
Xilinx, Inc.	2,751	358,455
		21,105,877
Software - 6.1%
Autodesk, Inc. (a)	7,457	2,058,132
Cognyte Software Ltd. (a)	29,694	857,266
Digital Turbine, Inc. (a)	5,236	432,337
Elastic NV (a)	7,513	1,009,672
LivePerson, Inc. (a)	3,022	198,304
Microsoft Corp.	90,715	21,080,353
NortonLifeLock, Inc.	37,562	732,835
Nuance Communications, Inc. (a)	40,652	1,813,079
Palo Alto Networks, Inc. (a)	228	81,695
Rapid7, Inc. (a)	7,733	589,564
RingCentral, Inc. (a)	585	221,224
Salesforce.com, Inc. (a)	12,833	2,778,345
Splunk, Inc. (a)	2,238	320,056
SVMK, Inc. (a)	89,930	1,674,497
Technology One Ltd.	57,660	375,340
Verint Systems, Inc. (a)	10,835	534,057
Viant Technology, Inc.	1,235	61,244
Workday, Inc. Class A (a)	3,129	767,168
Yext, Inc. (a)	71,988	1,218,037
Zendesk, Inc. (a)	1,649	240,985
		37,044,190
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	148,391	17,993,893
HP, Inc.	21,697	628,562
Samsung Electronics Co. Ltd.	18,142	1,327,434
Western Digital Corp.	5,347	366,430
		20,316,319

TOTAL INFORMATION TECHNOLOGY		108,626,744

MATERIALS - 2.2%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	2,622	670,236
Albemarle Corp. U.S.	2,987	469,586
Amyris, Inc. (a)(c)	45,237	624,271
Balchem Corp.	2,172	259,250
Ecolab, Inc.	3,570	747,415
FMC Corp.	3,792	385,608
Innospec, Inc.	4,021	403,909
LG Chemical Ltd.	212	156,247
Linde PLC	3,684	899,891
LyondellBasell Industries NV Class A	4,662	480,606
Olin Corp.	26,481	819,322
Sherwin-Williams Co.	675	459,230
Valvoline, Inc.	18,781	468,774
		6,844,345
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	2,160	727,639
Summit Materials, Inc. (a)	19,771	547,854
Vulcan Materials Co.	3,635	607,009
		1,882,502
Containers & Packaging - 0.2%
Crown Holdings, Inc.	9,221	881,159
Metals & Mining - 0.6%
Commercial Metals Co.	14,308	359,846
First Quantum Minerals Ltd.	49,309	1,062,821
Freeport-McMoRan, Inc.	36,137	1,225,406
Newmont Corp.	17,756	965,571
		3,613,644

TOTAL MATERIALS		13,221,650

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc.	3,423	546,619
American Tower Corp.	7,139	1,542,952
Corporate Office Properties Trust (SBI)	7,527	195,702
CubeSmart	11,240	415,430
Digital Realty Trust, Inc.	4,734	637,812
Douglas Emmett, Inc.	6,952	227,678
Equinix, Inc.	649	420,773
Invitation Homes, Inc.	8,928	260,162
Kilroy Realty Corp.	7,993	507,236
Lexington Corporate Properties Trust	22,005	235,894
Mid-America Apartment Communities, Inc.	5,083	684,833
Potlatch Corp.	2,461	124,896
Prologis (REIT), Inc.	11,784	1,167,441
SBA Communications Corp. Class A	1,576	402,085
Ventas, Inc.	13,867	733,564
VICI Properties, Inc.	7,050	200,925
Weyerhaeuser Co.	32,882	1,113,713
		9,417,715
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	38,235	591,878
Jones Lang LaSalle, Inc. (a)	1,313	228,436
		820,314

TOTAL REAL ESTATE		10,238,029

UTILITIES - 1.8%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	1,138	85,179
Edison International	15,086	814,493
Entergy Corp.	3,662	317,898
Evergy, Inc.	14,123	757,416
Exelon Corp.	27,382	1,056,945
FirstEnergy Corp.	19,879	658,790
NextEra Energy, Inc.	30,237	2,221,815
NRG Energy, Inc.	5,135	187,479
PG&E Corp. (a)	62,162	653,323
Southern Co.	18,183	1,031,340
		7,784,678
Independent Power and Renewable Electricity Producers - 0.1%
Sunnova Energy International, Inc. (a)	2,829	126,852
The AES Corp.	25,540	678,342
		805,194
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	28,366	551,435
Dominion Energy, Inc.	13,236	904,284
Sempra Energy	8,447	979,683
		2,435,402

TOTAL UTILITIES		11,025,274

TOTAL COMMON STOCKS
(Cost $341,308,262)		432,164,572

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series H (d)(e)	100	87,775
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (d)(e)	6,632	53,029
IT Services - 0.1%
ByteDance Ltd. Series E1 (d)(e)	1,863	204,137
Software - 0.0%
Databricks, Inc. Series G (d)(e)	148	26,250
Thoughtworks, Inc. Series A (d)(e)	247	151,201
		177,451
TOTAL INFORMATION TECHNOLOGY		434,617

TOTAL CONVERTIBLE PREFERRED STOCKS		522,392

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)	7,946	636,475
TOTAL PREFERRED STOCKS
(Cost $1,057,859)		1,158,867
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 3/4/21 to 4/15/21 (f)
(Cost $1,859,907)	1,860,000	1,859,949
	Shares	Value

Fixed-Income Funds - 27.4%
Fidelity High Income Central Fund (g)	0	$4
Fidelity Investment Grade Bond Central Fund (g)	1,458,478	167,229,061
TOTAL FIXED-INCOME FUNDS
(Cost $167,660,251)		167,229,065

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.07% (h)	8,757,816	8,759,567
Fidelity Securities Lending Cash Central Fund 0.08% (h)(i)	2,145,720	2,145,935
TOTAL MONEY MARKET FUNDS
(Cost $10,905,502)		10,905,502
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $522,791,781)		613,317,955
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,383,916)
NET ASSETS - 100%		$610,934,039

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	15	March 2021	$2,856,900	$113,014	$113,014

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $454,508 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $606,391 or 0.1% of net assets.

 (e) Level 3 security

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $277,989.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$204,137
Databricks, Inc. Series G	2/1/21	$26,250
Roofoods Ltd. Series H	1/15/21	$87,775
Space Exploration Technologies Corp. Class A	2/16/21	$83,998
Thoughtworks, Inc. Series A	1/13/21	$151,201
Xsight Labs Ltd. Series D	2/16/21	$53,029

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,776
Fidelity High Income Central Fund	150,187
Fidelity Investment Grade Bond Central Fund	4,691,859
Fidelity Securities Lending Cash Central Fund	1,790
Total	$4,854,612

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$7,010,735	$1,312,425	$8,588,194	$99,826	$165,212	$4	0.0%
Fidelity Investment Grade Bond Central Fund	120,513,517	51,783,255	--	--	(5,067,711)	167,229,061	0.5%
Total	$127,524,252	$53,095,680	$8,588,194	$99,826	$(4,902,499)	$167,229,065

 (a) Includes the value of shares purchased through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$41,991,241	$40,813,586	$1,177,655	$--
Consumer Discretionary	55,107,852	53,045,144	2,062,708	--
Consumer Staples	26,113,760	26,025,985	--	87,775
Energy	14,281,669	14,281,669	--	--
Financials	48,489,959	47,578,701	911,258	--
Health Care	56,861,696	55,433,983	1,427,713	--
Industrials	46,930,948	46,660,883	186,067	83,998
Information Technology	109,061,361	108,600,362	26,382	434,617
Materials	13,221,650	13,221,650	--	--
Real Estate	10,238,029	10,238,029	--	--
Utilities	11,025,274	11,025,274	--	--
U.S. Government and Government Agency Obligations	1,859,949	--	1,859,949	--
Fixed-Income Funds	167,229,065	167,229,065	--	--
Money Market Funds	10,905,502	10,905,502	--	--
Total Investments in Securities:	$613,317,955	$605,059,833	$7,651,732	$606,390
Derivative Instruments:
Assets
Futures Contracts	$113,014	$113,014	$--	$--
Total Assets	$113,014	$113,014	$--	$--
Total Derivative Instruments:	$113,014	$113,014	$--	$--
Net unrealized appreciation on unfunded commitments	$182,153	$--	$182,153	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$113,014	$0
Total Equity Risk	113,014	0
Total Value of Derivatives	$113,014	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	10.2%
AAA,AA,A	7.3%
BBB	7.1%
BB	2.2%
Not Rated	0.7%
Equities	70.9%
Short-Term Investments and Net Other Assets	1.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.8%
United Kingdom	2.0%
Cayman Islands	1.8%
Netherlands	1.0%
Others (Individually Less Than 1%)	5.4%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,077,366) — See accompanying schedule: Unaffiliated issuers (cost $344,226,028)	$435,183,388
Fidelity Central Funds (cost $178,565,753)	178,134,567
Total Investment in Securities (cost $522,791,781)		$613,317,955
Cash		21,215
Foreign currency held at value (cost $24,585)		24,585
Receivable for investments sold		1,089,148
Net unrealized appreciation on unfunded commitments		182,940
Receivable for fund shares sold		392,451
Dividends receivable		471,402
Distributions receivable from Fidelity Central Funds		1,193
Total assets		615,500,889
Liabilities
Payable for investments purchased	$1,387,508
Net unrealized depreciation on unfunded commitments	787
Payable for fund shares redeemed	777,404
Accrued management fee	165,880
Payable for daily variation margin on futures contracts	14,100
Other payables and accrued expenses	75,263
Collateral on securities loaned	2,145,908
Total liabilities		4,566,850
Net Assets		$610,934,039
Net Assets consist of:
Paid in capital		$504,484,685
Total accumulated earnings (loss)		106,449,354
Net Assets		$610,934,039
Net Asset Value, offering price and redemption price per share ($610,934,039 ÷ 45,726,318 shares)		$13.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Dividends		$2,026,965
Interest		1,371
Income from Fidelity Central Funds (including $1,790 from security lending)		1,847,432
Total income		3,875,768
Expenses
Management fee	$846,013
Independent trustees' fees and expenses	1,128
Miscellaneous	471
Total expenses before reductions	847,612
Expense reductions	(3,420)
Total expenses after reductions		844,192
Net investment income (loss)		3,031,576
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $12,093)	16,446,664
Fidelity Central Funds	99,843
Foreign currency transactions	(2,350)
Futures contracts	2,796,986
Capital gain distributions from Fidelity Central Funds	3,007,180
Total net realized gain (loss)		22,348,323
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $23,413)	36,301,365
Fidelity Central Funds	(4,902,499)
Unfunded commitments	182,153
Assets and liabilities in foreign currencies	151
Futures contracts	(243,476)
Total change in net unrealized appreciation (depreciation)		31,337,694
Net gain (loss)		53,686,017
Net increase (decrease) in net assets resulting from operations		$56,717,593

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,031,576	$4,831,530
Net realized gain (loss)	22,348,323	(1,327,982)
Change in net unrealized appreciation (depreciation)	31,337,694	59,384,119
Net increase (decrease) in net assets resulting from operations	56,717,593	62,887,667
Distributions to shareholders	(9,251,622)	(3,938,929)
Share transactions
Proceeds from sales of shares	180,121,031	445,931,723
Reinvestment of distributions	9,251,622	3,938,929
Cost of shares redeemed	(52,883,992)	(83,468,998)
Net increase (decrease) in net assets resulting from share transactions	136,488,661	366,401,654
Total increase (decrease) in net assets	183,954,632	425,350,392
Net Assets
Beginning of period	426,979,407	1,629,015
End of period	$610,934,039	$426,979,407
Other Information
Shares
Sold	14,261,061	42,252,527
Issued in reinvestment of distributions	738,559	384,123
Redeemed	(4,146,938)	(7,922,213)
Net increase (decrease)	10,852,682	34,714,437

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Balanced K6 Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$10.23	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.19	.04
Net realized and unrealized gain (loss)	1.28	1.97	.20
Total from investment operations	1.35	2.16	.24
Distributions from net investment income	(.08)	(.14)	(.01)
Distributions from net realized gain	(.16)	(.01)	–
Total distributions	(.23)C	(.15)	(.01)
Net asset value, end of period	$13.36	$12.24	$10.23
Total ReturnD,E	11.18%	21.36%	2.35%
Ratios to Average Net AssetsF,G
Expenses before reductions	.32%H	.32%	.32%H
Expenses net of fee waivers, if any	.32%H	.32%	.32%H
Expenses net of all reductions	.32%H	.31%	.32%H
Net investment income (loss)	1.15%H	1.75%	2.00%H
Supplemental Data
Net assets, end of period (000 omitted)	$610,934	$426,979	$1,629
Portfolio turnover rateI	45%H,J	76%J	6%K

 A For the period June 14, 2019 (commencement of operations) to August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity Balanced K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund	FMR	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Investment Grade Bond Central Fund	FMR	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, future transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$98,247,081
Gross unrealized depreciation	(8,913,729)
Net unrealized appreciation (depreciation)	$89,333,352
Tax cost	$524,279,770

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryfoward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,263,514)
Long-term	(162)
Total capital loss carryforward	$(2,263,676)

Due to large subscriptions in the period, Fidelity Balanced K6 Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in the future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Balanced K6 Fund	158,866,894	109,269,590

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $310,013,608 in exchange for 29,786,195 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $87,928,813 in exchange for 7,024,689 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .32% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Balanced K6 Fund	$3,368

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Balanced K6 Fund	8,437,665	5,963,054

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Balanced K6 Fund	$471

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Balanced K6 Fund	$275	$–	$–

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $3,412 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $8.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Balanced K6 Fund	.32%
Actual		$1,000.00	$1,111.80	$1.68
Hypothetical-C		$1,000.00	$1,023.21	$1.61

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Balanced K6 Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

BAL-K6-SANN-0421
1.9893902.101

Fidelity® Puritan® Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 28, 2021

% of fund's net assets
Alphabet, Inc. Class C	4.3
Microsoft Corp.	3.6
Amazon.com, Inc.	3.1
Apple, Inc.	2.2
Facebook, Inc. Class A	1.7
14.9

Top Five Bond Issuers as of February 28, 2021

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	3.9
Fannie Mae	1.6
Ginnie Mae	1.4
Freddie Mac	1.4
Uniform Mortgage Backed Securities	0.6
8.9

Top Five Market Sectors as of February 28, 2021

% of fund's net assets
Information Technology	17.7
Financials	14.5
Consumer Discretionary	11.5
Communication Services	10.9
Health Care	8.9

Asset Allocation (% of fund's net assets)

As of February 28, 2021*,**,***
Stocks	69.2%
Bonds	28.6%
Convertible Securities	0.9%
Other Investments	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 11.3%

 ** Written options - (0.0)%

 *** Futures and Swaps - 0.4%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 68.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.7%
Entertainment - 2.0%
Activision Blizzard, Inc.	1,117,608	$106,855
Electronic Arts, Inc.	305,257	40,895
Live Nation Entertainment, Inc. (a)	1,292,300	114,834
LiveXLive Media, Inc. (a)(b)(c)	9,050,589	35,931
Spotify Technology SA (a)	34,300	10,543
The Void LLC (a)(d)(e)(f)	40,946	0
The Walt Disney Co. (a)	1,024,400	193,653
WME Entertainment Parent, LLC Class A (a)(d)(e)(f)	26,734,260	117,631
		620,342
Interactive Media & Services - 6.1%
Alphabet, Inc. Class C (a)	665,780	1,356,098
Facebook, Inc. Class A (a)	2,141,482	551,689
Kuaishou Technology Class B (g)	204,800	8,154
Match Group, Inc. (a)	112,900	17,257
		1,933,198
Media - 0.2%
Cable One, Inc.	7,596	14,545
Charter Communications, Inc. Class A (a)	90,793	55,694
Vice Holding, Inc. (a)(e)(f)	86,301	4,323
		74,562
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	1,154,005	138,446

TOTAL COMMUNICATION SERVICES		2,766,548

CONSUMER DISCRETIONARY - 10.3%
Automobiles - 0.1%
General Motors Co.	241,700	12,406
Neutron Holdings, Inc. (f)	4,168,198	62
Thor Industries, Inc.	288,933	33,822
		46,290
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	31,471	5,025
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc. Class A (b)	270,200	55,756
Churchill Downs, Inc.	320,211	73,850
Flutter Entertainment PLC	67,700	13,035
Marriott International, Inc. Class A	1,530,036	226,552
Penn National Gaming, Inc. (a)	894,883	103,610
Royal Caribbean Cruises Ltd.	184,500	17,208
Starbucks Corp.	684,740	73,972
		563,983
Household Durables - 1.0%
Blu Investments LLC (e)(f)	14,988,638	5
D.R. Horton, Inc.	1,017,924	78,248
Lennar Corp. Class A	1,467,379	121,748
NVR, Inc. (a)	10,838	48,780
Toll Brothers, Inc.	1,240,387	66,261
Whirlpool Corp.	102,557	19,494
		334,536
Internet & Direct Marketing Retail - 3.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	403,904	96,032
Amazon.com, Inc. (a)	316,593	979,200
eBay, Inc.	516,472	29,139
Revolve Group, Inc. (a)	214,643	9,895
The Booking Holdings, Inc. (a)	29,500	68,691
Wayfair LLC Class A (a)	35,424	10,237
		1,193,194
Leisure Products - 0.1%
BRP, Inc.	325,701	23,533
Multiline Retail - 0.1%
Dollar General Corp.	134,798	25,475
Specialty Retail - 1.6%
American Eagle Outfitters, Inc.	1,359,200	34,931
Aritzia LP (a)	708,634	16,700
Auto1 Group SE (g)	131,600	7,304
Burlington Stores, Inc. (a)	8,500	2,200
Floor & Decor Holdings, Inc. Class A (a)	25,000	2,377
Gap, Inc.	1,298,900	32,408
Lowe's Companies, Inc.	275,230	43,968
RH (a)	14,779	7,247
The Home Depot, Inc.	649,775	167,863
TJX Companies, Inc. (h)	3,012,123	198,770
		513,768
Textiles, Apparel & Luxury Goods - 1.8%
Brunello Cucinelli SpA	1,325,858	54,582
Capri Holdings Ltd. (a)	874,700	40,822
LVMH Moet Hennessy Louis Vuitton SE	99,500	63,045
Moncler SpA	465,066	28,786
NIKE, Inc. Class B	1,207,517	162,749
Tapestry, Inc.	3,122,300	131,574
Tory Burch LLC:
Class A (a)(d)(e)(f)	702,741	51,965
Class B (a)(d)(e)(f)	324,840	25,854
		559,377

TOTAL CONSUMER DISCRETIONARY		3,265,181

CONSUMER STAPLES - 1.5%
Beverages - 1.0%
Constellation Brands, Inc. Class A (sub. vtg.)	28,100	6,017
Diageo PLC	2,353,500	92,219
Monster Beverage Corp. (a)	2,310,743	202,745
The Coca-Cola Co.	593,300	29,066
		330,047
Food & Staples Retailing - 0.1%
Performance Food Group Co. (a)	823,553	44,670
Food Products - 0.1%
Beyond Meat, Inc. (a)(b)	108,013	15,714
Laird Superfood, Inc.	29,273	1,155
		16,869
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	298,447	85,314
L'Oreal SA (a)	10,477	3,824
		89,138

TOTAL CONSUMER STAPLES		480,724

ENERGY - 1.6%
Energy Equipment & Services - 0.2%
Halliburton Co.	912,200	19,913
Schlumberger Ltd.	1,092,800	30,500
		50,413
Oil, Gas & Consumable Fuels - 1.4%
Hess Corp.	294,100	19,272
Pioneer Natural Resources Co.	752,400	111,784
Reliance Industries Ltd.	1,931,300	54,483
Reliance Industries Ltd. sponsored GDR (g)	958,897	55,041
Suncor Energy, Inc.	10,687,000	212,212
		452,792

TOTAL ENERGY		503,205

FINANCIALS - 9.0%
Banks - 3.5%
Bank of America Corp.	12,834,399	445,482
JPMorgan Chase & Co.	1,693,042	249,165
M&T Bank Corp.	1,259,000	190,033
PNC Financial Services Group, Inc.	143,600	24,176
Wells Fargo & Co.	5,322,200	192,504
		1,101,360
Capital Markets - 2.5%
Bank of New York Mellon Corp.	874,800	36,882
BlackRock, Inc. Class A	122,067	84,776
Charles Schwab Corp.	70,000	4,320
Goldman Sachs Group, Inc.	351,200	112,201
Intercontinental Exchange, Inc.	371,600	40,991
London Stock Exchange Group PLC	298,317	40,087
MarketAxess Holdings, Inc.	124,447	69,185
Morgan Stanley	3,932,500	302,291
Morningstar, Inc.	160,147	35,913
MSCI, Inc.	127,156	52,709
		779,355
Consumer Finance - 1.8%
American Express Co.	1,686,700	228,143
Capital One Financial Corp.	2,607,558	313,402
Discover Financial Services	405,400	38,136
		579,681
Diversified Financial Services - 0.4%
Ant International Co. Ltd. Class C (a)(e)(f)	1,782,512	9,590
Berkshire Hathaway, Inc. Class B (a)	468,806	112,753
Coinbase, Inc. (a)(e)(f)	17,200	6,416
		128,759
Insurance - 0.8%
American Financial Group, Inc.	162,200	17,307
Arthur J. Gallagher & Co.	1,038,713	124,438
Progressive Corp.	975,269	83,824
The Travelers Companies, Inc.	106,500	15,496
		241,065

TOTAL FINANCIALS		2,830,220

HEALTH CARE - 8.1%
Biotechnology - 1.2%
AbbVie, Inc.	446,300	48,084
Argenx SE ADR (a)	78,287	25,888
Biogen, Inc. (a)	66,831	18,237
Generation Bio Co.	367,179	12,822
Neurocrine Biosciences, Inc. (a)	93,960	10,290
Novavax, Inc. (a)	286,200	66,178
Poseida Therapeutics, Inc. (a)	85,321	942
Prelude Therapeutics, Inc.	181,020	11,283
Regeneron Pharmaceuticals, Inc. (a)	334,637	150,777
Revolution Medicines, Inc.	352,349	16,095
Seer, Inc.	54,900	2,648
		363,244
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	109,917	13,166
Boston Scientific Corp. (a)	520,200	20,173
Danaher Corp. (h)	749,668	164,680
DexCom, Inc. (a)	115,252	45,845
Hologic, Inc. (a)	1,247,900	89,961
Intuitive Surgical, Inc. (a)	103,092	75,958
Masimo Corp. (a)	153,010	38,364
Outset Medical, Inc.	34,568	1,721
Stryker Corp.	857,300	208,058
		657,926
Health Care Providers & Services - 1.6%
1Life Healthcare, Inc. (a)	761,233	36,166
Cigna Corp.	790,295	165,883
Humana, Inc.	187,700	71,260
UnitedHealth Group, Inc.	740,039	245,856
		519,165
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	229,981	40,934
Bio-Techne Corp.	17,600	6,366
Bruker Corp.	2,198,965	134,093
Sartorius Stedim Biotech	33,200	14,501
Thermo Fisher Scientific, Inc.	470,927	211,955
		407,849
Pharmaceuticals - 1.9%
Eli Lilly & Co.	1,593,934	326,581
Royalty Pharma PLC (b)	3,145,966	146,508
Zoetis, Inc. Class A	903,783	140,303
		613,392

TOTAL HEALTH CARE		2,561,576

INDUSTRIALS - 7.7%
Aerospace & Defense - 0.9%
Airbus Group NV	98,500	11,443
Space Exploration Technologies Corp.:
Class A (a)(e)(f)	41,122	17,271
Class C (a)(e)(f)	5,607	2,355
The Boeing Co.	1,161,300	246,207
		277,276
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	863,255	136,248
Airlines - 0.6%
Delta Air Lines, Inc.	1,206,700	57,849
Southwest Airlines Co.	2,288,982	133,059
		190,908
Building Products - 0.9%
Carrier Global Corp.	719,000	26,265
Fortune Brands Home & Security, Inc.	216,801	18,025
The AZEK Co., Inc.	678,938	29,948
Trane Technologies PLC	1,323,871	202,870
		277,108
Commercial Services& Supplies - 0.3%
Cintas Corp.	84,592	27,437
Copart, Inc. (a)	414,317	45,227
TulCo LLC (a)(d)(e)(f)	42,857	24,398
		97,062
Construction & Engineering - 0.7%
Quanta Services, Inc.	2,836,603	237,849
Electrical Equipment - 0.9%
AMETEK, Inc.	618,247	72,935
Generac Holdings, Inc. (a)	163,615	53,921
Plug Power, Inc. (a)	357,300	17,286
Rockwell Automation, Inc.	302,269	73,536
Shoals Technologies Group, Inc.	1,893,800	61,776
		279,454
Industrial Conglomerates - 1.0%
General Electric Co.	24,011,872	301,109
Machinery - 1.0%
Caterpillar, Inc.	637,879	137,705
Deere & Co.	459,151	160,299
Otis Worldwide Corp.	294,892	18,788
		316,792
Professional Services - 0.2%
Experian PLC	1,570,996	49,869
Road & Rail - 0.8%
Old Dominion Freight Lines, Inc.	122,685	26,349
Uber Technologies, Inc. (a)	4,497,866	232,765
		259,114

TOTAL INDUSTRIALS		2,422,789

INFORMATION TECHNOLOGY - 17.0%
IT Services - 2.5%
Accenture PLC Class A	454,528	114,041
Adyen BV (a)(g)	5,766	13,454
Amadeus IT Holding SA Class A (a)	93,300	6,514
Black Knight, Inc. (a)	281,832	21,614
GoDaddy, Inc. (a)	436,595	35,417
MasterCard, Inc. Class A	1,103,804	390,581
MongoDB, Inc. Class A (a)	42,224	16,296
PayPal Holdings, Inc. (a)	93,400	24,270
Square, Inc. (a)	415,952	95,681
VeriSign, Inc. (a)	88,918	17,253
Visa, Inc. Class A	217,039	46,097
		781,218
Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc. (a)	1,300,601	109,914
Array Technologies, Inc.	707,000	26,216
ASML Holding NV (h)	172,838	98,015
First Solar, Inc. (a)	130,000	10,533
KLA Corp.	339,936	105,798
Lam Research Corp. (h)	463,327	262,794
Marvell Technology Group Ltd.	6,820,279	329,283
Microchip Technology, Inc.	72,700	11,096
NVIDIA Corp.	723,616	396,961
NXP Semiconductors NV	1,376,267	251,238
Qualcomm, Inc. (h)	2,114,023	287,909
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	473,667	59,654
Universal Display Corp.	123,899	26,228
		1,975,639
Software - 5.8%
Adobe, Inc. (a)	334,343	153,687
Atom Tickets LLC (a)(d)(e)(f)	2,580,511	1,652
Dynatrace, Inc. (a)	703,136	34,988
HubSpot, Inc. (a)	176,779	91,041
Intuit, Inc.	325,788	127,103
LivePerson, Inc. (a)	206,844	13,573
Microsoft Corp.	4,886,939	1,135,627
Salesforce.com, Inc. (a)	1,010,164	218,701
Tenable Holdings, Inc. (a)	206,710	8,457
Viant Technology, Inc.	135,100	6,700
Workday, Inc. Class A (a)	107,870	26,448
Zoom Video Communications, Inc. Class A (a)	12,600	4,707
		1,822,684
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	5,699,143	691,078
Samsung Electronics Co. Ltd.	1,406,160	102,887
		793,965

TOTAL INFORMATION TECHNOLOGY		5,373,506

MATERIALS - 3.2%
Chemicals - 2.1%
Albemarle Corp. U.S.	97,542	15,335
Ashland Global Holdings, Inc.	75,000	6,309
Celanese Corp. Class A	106,500	14,794
CF Industries Holdings, Inc.	1,814,900	82,179
Corbion NV	142,000	8,070
Corteva, Inc.	1,745,900	78,827
DuPont de Nemours, Inc.	1,917,317	134,826
Huntsman Corp.	417,140	11,388
International Flavors & Fragrances, Inc.	779,524	105,633
Linde PLC	52,200	12,751
Olin Corp.	2,485,900	76,914
Sherwin-Williams Co.	87,937	59,827
The Chemours Co. LLC	2,593,614	61,028
		667,881
Containers & Packaging - 0.2%
Avery Dennison Corp.	257,845	45,177
Crown Holdings, Inc.	114,500	10,942
		56,119
Metals & Mining - 0.9%
Anglo American PLC (United Kingdom)	471,600	18,216
First Quantum Minerals Ltd.	1,608,300	34,666
Franco-Nevada Corp.	89,046	9,534
Freeport-McMoRan, Inc.	4,850,585	164,483
Rio Tinto PLC sponsored ADR (b)	539,300	47,135
		274,034

TOTAL MATERIALS		998,034

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Lamar Advertising Co. Class A	80,500	6,970
Simon Property Group, Inc.	1,708,200	192,890
		199,860
UTILITIES - 1.1%
Electric Utilities - 0.7%
NextEra Energy, Inc.	3,123,220	229,494
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp.	471,000	21,810
Brookfield Renewable Corp.	130,000	6,003
The AES Corp.	2,863,600	76,057
		103,870

TOTAL UTILITIES		333,364

TOTAL COMMON STOCKS
(Cost $13,312,552)		21,735,007

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.8%
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
Vice Holding, Inc.:
Series D1 (e)(f)	12,000	60,000
Series D2 (e)(f)	1,331,174	66,679
		126,679
CONSUMER DISCRETIONARY - 0.3%
Internet & Direct Marketing Retail - 0.1%
The Honest Co., Inc.:
Series D (a)(e)(f)	196,700	5,987
Series E (a)(e)(f)	1,020,158	27,003
		32,990
Specialty Retail - 0.0%
Moda Operandi, Inc.:
Series E (a)(e)(f)	508,444	7,011
Series F(a)(e)(f)	157,251	3,659
		10,670
Textiles, Apparel & Luxury Goods - 0.2%
Goop International Holdings, Inc.:
Series C (a)(e)(f)	1,881,874	20,569
Series D (a)(e)(f)	342,241	3,741
Rent the Runway, Inc.:
Series E (a)(e)(f)	1,378,930	20,325
Series F (a)(e)(f)	223,676	3,297
		47,932
TOTAL CONSUMER DISCRETIONARY		91,592
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Get Heal, Inc. Series B (a)(e)(f)	8,512,822	334
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (a)(e)(f)	51,921	21,806
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
ByteDance Ltd. Series E1 (e)(f)	145,676	15,962

TOTAL CONVERTIBLE PREFERRED STOCKS		256,373

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C (e)(f)	38,589,900	571
Series 1D (e)(f)	40,824,742	604
		1,175
TOTAL PREFERRED STOCKS
(Cost $172,050)		257,548
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.
4% 5/22/27(e)(f)	1,371	1,371
4% 6/12/27 (e)(f)	354	354
TOTAL CONVERTIBLE BONDS
(Cost $1,725)		1,725
	Shares	Value (000s)

Fixed-Income Funds - 29.6%
Fidelity High Income Central Fund (i)	15,951,515	1,769,980
Fidelity Investment Grade Bond Central Fund (i)	66,278,872	7,599,535
TOTAL FIXED-INCOME FUNDS
(Cost $8,982,188)		9,369,515

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.07% (j)	216,289,698	216,333
Fidelity Securities Lending Cash Central Fund 0.08% (j)(k)	61,622,630	61,629
TOTAL MONEY MARKET FUNDS
(Cost $277,962)		277,962
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $22,746,477)		31,641,757
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(29,225)
NET ASSETS - 100%		$31,612,532

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
ASML Holding NV	Chicago Board Options Exchange	1,380	$78,258	$600.00	3/19/21	$(1,083)
Danaher Corp.	Chicago Board Options Exchange	4,434	97,402	260.00	3/19/21	(146)
Lam Research Corp.	Chicago Board Options Exchange	1,577	89,446	610.00	3/19/21	(1,731)
Qualcomm, Inc.	Chicago Board Options Exchange	6,700	91,247	180.00	3/19/21	(57)
TJX Companies, Inc.	Chicago Board Options Exchange	15,370	101,427	72.50	3/19/21	(638)
TOTAL WRITTEN OPTIONS						$(3,655)

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $520,733,000 or 1.6% of net assets.

 (f) Level 3 security

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $83,953,000 or 0.3% of net assets.

 (h) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $457,780,000.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$10,000
Atom Tickets LLC	8/15/17	$15,000
Blu Investments LLC	5/21/20	$26
ByteDance Ltd. Series E1	11/18/20	$15,962
Coinbase, Inc.	2/25/21 - 2/26/21	$6,492
Get Heal, Inc. Series B	11/7/16	$2,597
Goop International Holdings, Inc. Series C	12/15/17	$20,000
Goop International Holdings, Inc. Series D	6/21/19	$5,000
Moda Operandi, Inc. Series E	12/18/14	$20,000
Moda Operandi, Inc. Series F	12/13/17	$8,526
Neutron Holdings, Inc. Series 1C	7/3/18 - 1/25/19	$7,056
Neutron Holdings, Inc. Series 1D	7/3/18 - 1/25/19	$9,900
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$1,371
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$354
Rent the Runway, Inc. Series E	12/22/16	$30,000
Rent the Runway, Inc. Series F	3/21/19	$5,000
Space Exploration Technologies Corp. Class A	9/11/17	$5,551
Space Exploration Technologies Corp. Class C	9/11/17	$757
Space Exploration Technologies Corp. Series H	8/4/17	$7,009
The Honest Co., Inc. Series D	8/3/15	$9,000
The Honest Co., Inc. Series E	9/28/17	$20,000
The Void LLC	12/21/17	$20,000
Tory Burch LLC Class A	5/14/15	$50,000
Tory Burch LLC Class B	12/31/12	$17,505
TulCo LLC	8/24/17 - 12/14/17	$15,000
Vice Holding, Inc.	8/3/12 - 7/18/14	$61,641
Vice Holding, Inc. Series D1	8/3/20	$12,000
Vice Holding, Inc. Series D2	8/3/20	$0
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$50,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$54
Fidelity High Income Central Fund	40,327
Fidelity Investment Grade Bond Central Fund	254,680
Fidelity Securities Lending Cash Central Fund	58
Total	$295,119

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$1,305,765	$400,527	$1,156	$116	$64,728	$1,769,980	74.8%
Fidelity Investment Grade Bond Central Fund	7,328,753	672,393	146,246	2,007	(257,372)	7,599,535	24.8%
Total	$8,634,518	$1,072,920	$147,402	$2,123	$(192,644)	$9,369,515

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
LiveXLive Media, Inc.	$26,752	$721	$5,269	$--	$742	$12,985	$35,931
Total	$26,752	$721	$5,269	$--	$742	$12,985	$35,931

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$2,893,227	$2,644,594	$--	$248,633
Consumer Discretionary	3,357,948	3,124,250	63,045	170,653
Consumer Staples	480,724	476,900	3,824	--
Energy	503,205	503,205	--	--
Financials	2,830,220	2,774,127	40,087	16,006
Health Care	2,561,910	2,561,576	--	334
Industrials	2,444,595	2,317,453	61,312	65,830
Information Technology	5,389,468	5,351,886	19,968	17,614
Materials	998,034	998,034	--	--
Real Estate	199,860	199,860	--	--
Utilities	333,364	333,364	--	--
Corporate Bonds	1,725	--	--	1,725
Fixed-Income Funds	9,369,515	9,369,515	--	--
Money Market Funds	277,962	277,962	--	--
Total Investments in Securities:	$31,641,757	$30,932,726	$188,236	$520,795
Derivative Instruments:
Liabilities
Written Options	$(3,655)	$(3,655)	$--	$--
Total Liabilities	$(3,655)	$(3,655)	$--	$--
Total Derivative Instruments:	$(3,655)	$(3,655)	$--	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$422,697
Net Realized Gain (Loss) on Investment Securities	(904)
Net Unrealized Gain (Loss) on Investment Securities	100,641
Cost of Purchases	22,622
Proceeds of Sales	(24,261)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$520,795
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2021	$92,397

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Written Options(a)	$0	$(3,655)
Total Equity Risk	0	(3,655)
Total Value of Derivatives	$0	$(3,655)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	10.8%
AAA,AA,A	4.6%
BBB	6.7%
BB	3.1%
B	1.9%
CCC,CC,C	1.4%
Not Rated	0.7%
Equities	69.9%
Short-Term Investments and Net Other Assets	0.9%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.7%
Cayman Islands	1.8%
Netherlands	1.6%
United Kingdom	1.3%
Ireland	1.2%
Canada	1.2%
Bermuda	1.0%
Others (Individually Less Than 1%)	3.2%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $62,927) — See accompanying schedule: Unaffiliated issuers (cost $13,456,690)	$21,958,349
Fidelity Central Funds (cost $9,260,150)	9,647,477
Other affiliated issuers (cost $29,637)	35,931
Total Investment in Securities (cost $22,746,477)		$31,641,757
Restricted cash		3,216
Receivable for investments sold		186,349
Receivable for fund shares sold		20,982
Dividends receivable		17,873
Interest receivable		51
Distributions receivable from Fidelity Central Funds		19
Prepaid expenses		24
Other receivables		1,748
Total assets		31,872,019
Liabilities
Payable for investments purchased	$164,441
Payable for fund shares redeemed	12,991
Accrued management fee	10,022
Written options, at value (premium received $9,520)	3,655
Other affiliated payables	2,939
Other payables and accrued expenses	3,800
Collateral on securities loaned	61,639
Total liabilities		259,487
Net Assets		$31,612,532
Net Assets consist of:
Paid in capital		$20,725,781
Total accumulated earnings (loss)		10,886,751
Net Assets		$31,612,532
Net Asset Value and Maximum Offering Price
Puritan:
Net Asset Value, offering price and redemption price per share ($26,272,509 ÷ 981,303 shares)		$26.77
Class K:
Net Asset Value, offering price and redemption price per share ($5,340,023 ÷ 199,609 shares)		$26.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2021 (Unaudited)
Investment Income
Dividends		$87,934
Interest		41
Income from Fidelity Central Funds (including $58 from security lending)		128,267
Total income		216,242
Expenses
Management fee	$57,224
Transfer agent fees	16,369
Accounting fees	1,143
Custodian fees and expenses	160
Independent trustees' fees and expenses	71
Registration fees	190
Audit	100
Legal	26
Interest	6
Miscellaneous	70
Total expenses before reductions	75,359
Expense reductions	(475)
Total expenses after reductions		74,884
Net investment income (loss)		141,358
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $251)	2,382,093
Fidelity Central Funds	2,123
Other affiliated issuers	742
Foreign currency transactions	107
Written options	7,183
Capital gain distributions from Fidelity Central Funds	166,852
Total net realized gain (loss)		2,559,100
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,197)	(81,304)
Fidelity Central Funds	(192,644)
Other affiliated issuers	12,985
Assets and liabilities in foreign currencies	(46)
Written options	5,865
Total change in net unrealized appreciation (depreciation)		(255,144)
Net gain (loss)		2,303,956
Net increase (decrease) in net assets resulting from operations		$2,445,314

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$141,358	$359,545
Net realized gain (loss)	2,559,100	1,034,051
Change in net unrealized appreciation (depreciation)	(255,144)	3,971,306
Net increase (decrease) in net assets resulting from operations	2,445,314	5,364,902
Distributions to shareholders	(1,358,419)	(1,142,365)
Share transactions - net increase (decrease)	879,759	(1,557,492)
Total increase (decrease) in net assets	1,966,654	2,665,045
Net Assets
Beginning of period	29,645,878	26,980,833
End of period	$31,612,532	$29,645,878

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Puritan Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$25.87	$22.17	$25.10	$22.90	$21.07	$21.02
Income from Investment Operations
Net investment income (loss)A	.12	.30	.34	.37	.37	.36
Net realized and unrealized gain (loss)	1.95	4.35	(.27)	2.81	2.21	1.10
Total from investment operations	2.07	4.65	.07	3.18	2.58	1.46
Distributions from net investment income	(.13)	(.32)	(.36)B	(.32)	(.39)B	(.34)
Distributions from net realized gain	(1.04)	(.63)	(2.63)B	(.67)	(.36)B	(1.07)
Total distributions	(1.17)	(.95)	(3.00)C	(.98)C	(.75)	(1.41)
Net asset value, end of period	$26.77	$25.87	$22.17	$25.10	$22.90	$21.07
Total ReturnD,E	8.32%	21.84%	1.17%	14.34%	12.64%	7.36%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H	.52%	.53%	.54%	.55%	.56%
Expenses net of fee waivers, if any	.51%H	.52%	.53%	.53%	.55%	.56%
Expenses net of all reductions	.51%H	.52%	.53%	.53%	.55%	.55%
Net investment income (loss)	.92%H	1.33%	1.58%	1.54%	1.73%	1.77%
Supplemental Data
Net assets, end of period (in millions)	$26,273	$24,168	$21,319	$22,864	$20,132	$19,754
Portfolio turnover rateI	68%H,J	55%J	132%J	44%J	45%	36%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Puritan Fund Class K

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$25.85	$22.15	$25.09	$22.89	$21.06	$21.01
Income from Investment Operations
Net investment income (loss)A	.13	.32	.36	.39	.39	.38
Net realized and unrealized gain (loss)	1.95	4.35	(.28)	2.81	2.21	1.10
Total from investment operations	2.08	4.67	.08	3.20	2.60	1.48
Distributions from net investment income	(.14)	(.34)	(.38)B	(.34)	(.41)B	(.36)
Distributions from net realized gain	(1.04)	(.63)	(2.63)B	(.67)	(.36)B	(1.07)
Total distributions	(1.18)	(.97)	(3.02)C	(1.00)C	(.77)	(1.43)
Net asset value, end of period	$26.75	$25.85	$22.15	$25.09	$22.89	$21.06
Total ReturnD,E	8.36%	21.97%	1.22%	14.44%	12.76%	7.48%
Ratios to Average Net AssetsF,G
Expenses before reductions	.43%H	.44%	.45%	.45%	.46%	.46%
Expenses net of fee waivers, if any	.43%H	.44%	.45%	.45%	.46%	.46%
Expenses net of all reductions	.43%H	.43%	.44%	.44%	.45%	.46%
Net investment income (loss)	1.00%H	1.41%	1.67%	1.63%	1.82%	1.86%
Supplemental Data
Net assets, end of period (in millions)	$5,340	$5,478	$5,662	$6,612	$6,198	$6,009
Portfolio turnover rateI	68%H,J	55%J	132%J	44%J	45%	36%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund	FMR	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Investment Grade Bond Central Fund	FMR	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$519,070	Market comparable	Enterprise Value/Sales multiple (EV/S)	1.1 - 14.0 / 7.9	Increase
			Discount rate	10.0% - 85.7% / 16.7%	Decrease
			Premium rate	5.7% - 25.0% / 24.6%	Increase
			Discount for lack of marketability	10.0% - 20.0% / 10.8%	Decrease
			Conversion ratio	1.0 - 1.2 / 1.0	Increase
			Price/Earnings multiple (P/E)	24.9	Increase
			Enterprise Value/EBITDA multiple (EV/EBITDA)	14.2	Increase
		Recovery value	Recovery value	0.0%	Increase
		Market approach	Transaction price	$0.03 - $5,000.00 / $2,178.38	Increase
			Premium rate	36.5%	Increase
Corporate Bonds	$1,725	Market approach	Transaction price	$100.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Puritan Fund	$1,566

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, redemptions in kind and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,141,043
Gross unrealized depreciation	(255,110)
Net unrealized appreciation (depreciation)	$8,885,933
Tax cost	$22,761,689

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Puritan Fund	224,716.71

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Puritan Fund	10,225,488	10,532,131

Unaffiliated Redemptions In-Kind. During the period, 1,025 shares of the Fund were redeemed in-kind for investments and cash with a value of $25,805. The net realized gain of $10,503 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 8,722 shares of the Fund were redeemed in-kind for investments and cash with a value of $192,443. The Fund had a net realized gain of $60,885 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .38% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Puritan	$15,215.12
Class K	1,154.04
	$16,369

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Puritan Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Puritan Fund	$188

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Puritan Fund	Borrower	$123,296.32%		$6

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Puritan Fund	558,536	648,993

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund completed exchanges in-kind with Fidelity High Income Central Fund. The Fund delivered investments valued at $2,795 to Fidelity High Income Central Fund in exchange for 25 shares. The Fund recognized a net realized gain of $276 on investments delivered through in-kind redemptions. The Fund recognized gains for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Puritan Fund	$30

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Puritan Fund	$6	$1	$–

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $429 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $46.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2021	Year ended August 31, 2020
Distributions to shareholders
Puritan	$1,113,222	$904,418
Class K	245,197	237,947
Total	$1,358,419	$1,142,365

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2021	Year ended August 31, 2020	Six months ended February 28, 2021	Year ended August 31, 2020
Puritan
Shares sold	68,159	93,522	$1,761,143	$2,138,608
Reinvestment of distributions	41,466	39,150	1,053,245	854,875
Shares redeemed	(62,606)	(160,123)(a)	(1,617,464)	(3,550,361)(a)
Net increase (decrease)	47,019	(27,451)	$1,196,924	$(556,878)
Class K
Shares sold	15,949	33,218	$411,861	$752,610
Reinvestment of distributions	9,665	10,908	245,197	237,932
Shares redeemed	(37,958)(b)	(87,753)(a)	(974,223)(b)	(1,991,156)(a)
Net increase (decrease)	(12,344)	(43,627)	$(317,165)	$(1,000,614)

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Puritan Fund
Puritan	.51%
Actual		$1,000.00	$1,083.20	$2.63
Hypothetical-C		$1,000.00	$1,022.27	$2.56
Class K	.43%
Actual		$1,000.00	$1,083.60	$2.22
Hypothetical-C		$1,000.00	$1,022.66	$2.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Puritan Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

PUR-SANN-0421
1.700677.123

Fidelity® Puritan® K6 Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 28, 2021

% of fund's net assets
Alphabet, Inc. Class C	4.4
Microsoft Corp.	3.7
Amazon.com, Inc.	3.2
Apple, Inc.	2.5
Facebook, Inc. Class A	1.8
15.6

Top Five Bond Issuers as of February 28, 2021

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	3.9
Fannie Mae	1.7
Ginnie Mae	1.4
Freddie Mac	1.4
Uniform Mortgage Backed Securities	0.6
9.0

Top Five Market Sectors as of February 28, 2021

% of fund's net assets
Information Technology	18.3
Financials	14.2
Consumer Discretionary	11.4
Communication Services	10.4
Health Care	9.3

Asset Allocation (% of fund's net assets)

As of February 28, 2021*,**,***
Stocks and Equity Futures	70.0%
Bonds	29.3%
Convertible Securities	0.1%
Other Investments	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 11.6%

 ** Written options - (0.0)%

 *** Futures and Swaps - 0.4%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.6%
	Shares	Value
COMMUNICATION SERVICES - 8.7%
Entertainment - 1.6%
Activision Blizzard, Inc.	19,975	$1,909,810
Electronic Arts, Inc.	4,635	620,951
Live Nation Entertainment, Inc. (a)	19,502	1,732,948
LiveXLive Media, Inc. (a)	127,114	504,643
Spotify Technology SA (a)	616	189,346
The Walt Disney Co. (a)	13,790	2,606,862
		7,564,560
Interactive Media & Services - 6.3%
Alphabet, Inc. Class C (a)	10,114	20,600,803
Facebook, Inc. Class A (a)	32,534	8,381,409
Kuaishou Technology Class B (b)	3,090	123,019
Match Group, Inc. (a)	1,723	263,361
		29,368,592
Media - 0.3%
Cable One, Inc.	105	201,059
Charter Communications, Inc. Class A (a)	1,517	930,558
		1,131,617
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc.	20,391	2,446,308

TOTAL COMMUNICATION SERVICES		40,511,077

CONSUMER DISCRETIONARY - 10.5%
Automobiles - 0.2%
General Motors Co.	3,092	158,712
Thor Industries, Inc.	4,369	511,435
		670,147
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	429	68,494
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc. Class A (c)	4,160	858,416
Churchill Downs, Inc.	4,864	1,121,784
Flutter Entertainment PLC	1,021	196,584
Marriott International, Inc. Class A	22,181	3,284,341
Penn National Gaming, Inc. (a)	14,925	1,728,017
Starbucks Corp.	10,440	1,127,833
		8,316,975
Household Durables - 1.1%
D.R. Horton, Inc.	15,805	1,214,930
Lennar Corp. Class A	22,535	1,869,729
NVR, Inc. (a)	168	756,141
Toll Brothers, Inc.	19,213	1,026,358
Whirlpool Corp.	2,048	389,284
		5,256,442
Internet & Direct Marketing Retail - 3.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	6,086	1,447,007
Amazon.com, Inc. (a)	4,764	14,734,719
eBay, Inc.	8,319	469,358
JD.com, Inc. sponsored ADR (a)	7,883	739,977
Revolve Group, Inc. (a)	118	5,440
The Booking Holdings, Inc. (a)	339	789,365
		18,185,866
Leisure Products - 0.1%
BRP, Inc.	4,902	354,187
Multiline Retail - 0.1%
Dollar General Corp.	2,048	387,052
Specialty Retail - 1.7%
American Eagle Outfitters, Inc.	20,352	523,046
Aritzia LP (a)	10,310	242,965
Auto1 Group SE (b)	1,700	94,352
Floor & Decor Holdings, Inc. Class A (a)	501	47,640
Lowe's Companies, Inc.	4,153	663,442
RH (a)	209	102,487
The Home Depot, Inc.	11,912	3,077,346
TJX Companies, Inc. (d)	50,261	3,316,723
		8,068,001
Textiles, Apparel & Luxury Goods - 1.6%
Brunello Cucinelli SpA	18,683	769,132
Capri Holdings Ltd. (a)	12,032	561,533
LVMH Moet Hennessy Louis Vuitton SE	1,451	919,381
Moncler SpA	7,539	466,634
NIKE, Inc. Class B	21,336	2,875,666
Tapestry, Inc.	41,771	1,760,230
		7,352,576

TOTAL CONSUMER DISCRETIONARY		48,659,740

CONSUMER STAPLES - 1.6%
Beverages - 1.1%
Constellation Brands, Inc. Class A (sub. vtg.)	424	90,795
Diageo PLC	36,072	1,413,436
Monster Beverage Corp. (a)	36,765	3,225,761
The Coca-Cola Co.	9,013	441,547
		5,171,539
Food & Staples Retailing - 0.1%
Performance Food Group Co. (a)	12,683	687,926
Food Products - 0.1%
Beyond Meat, Inc. (a)(c)	1,618	235,387
Laird Superfood, Inc.	27	1,066
		236,453
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	4,426	1,265,216
L'Oreal SA (a)	123	44,889
		1,310,105

TOTAL CONSUMER STAPLES		7,406,023

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Hess Corp.	2,956	193,707
Pioneer Natural Resources Co.	8,960	1,331,187
Reliance Industries Ltd. sponsored GDR (b)	44,728	2,567,387
Suncor Energy, Inc.	174,026	3,455,632
		7,547,913
FINANCIALS - 8.6%
Banks - 3.3%
Bank of America Corp.	194,984	6,767,895
JPMorgan Chase & Co.	25,851	3,804,492
M&T Bank Corp.	18,276	2,758,579
PNC Financial Services Group, Inc.	2,013	338,909
Wells Fargo & Co.	48,191	1,743,068
		15,412,943
Capital Markets - 2.5%
Bank of New York Mellon Corp.	13,746	579,531
BlackRock, Inc. Class A	1,831	1,271,630
Goldman Sachs Group, Inc.	4,833	1,544,047
Intercontinental Exchange, Inc.	5,378	593,247
London Stock Exchange Group PLC	5,018	674,313
MarketAxess Holdings, Inc.	1,899	1,055,730
Morgan Stanley	58,314	4,482,597
Morningstar, Inc.	2,400	538,200
MSCI, Inc.	1,988	824,066
		11,563,361
Consumer Finance - 1.7%
American Express Co.	20,288	2,744,155
Capital One Financial Corp.	37,418	4,497,269
Discover Financial Services	5,788	544,477
		7,785,901
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	7,045	1,694,393
Coinbase, Inc. (a)(e)(f)	300	111,900
		1,806,293
Insurance - 0.7%
American Financial Group, Inc.	1,548	165,172
Arthur J. Gallagher & Co.	15,756	1,887,569
Progressive Corp.	14,442	1,241,290
The Travelers Companies, Inc.	701	101,996
		3,396,027

TOTAL FINANCIALS		39,964,525

HEALTH CARE - 8.5%
Biotechnology - 1.2%
AbbVie, Inc.	6,735	725,629
Argenx SE ADR (a)	1,189	393,179
Biogen, Inc. (a)	1,117	304,807
Generation Bio Co.	1,243	43,406
Neurocrine Biosciences, Inc. (a)	1,625	177,954
Novavax, Inc. (a)	3,907	903,416
Poseida Therapeutics, Inc. (a)	79	872
Prelude Therapeutics, Inc.	2,880	179,510
Regeneron Pharmaceuticals, Inc. (a)	5,569	2,509,224
Revolution Medicines, Inc.	5,299	242,058
		5,480,055
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	1,646	197,158
Boston Scientific Corp. (a)	3,458	134,101
Danaher Corp. (d)	12,532	2,752,904
DexCom, Inc. (a)	1,784	709,640
Hologic, Inc. (a)	19,144	1,380,091
Intuitive Surgical, Inc. (a)	1,723	1,269,506
Masimo Corp. (a)	2,564	642,872
Outset Medical, Inc.	332	16,530
Stryker Corp.	10,526	2,554,555
		9,657,357
Health Care Providers & Services - 1.8%
1Life Healthcare, Inc. (a)	15,138	719,206
Cigna Corp.	12,330	2,588,067
Humana, Inc.	2,814	1,068,335
Signify Health, Inc.	800	26,416
UnitedHealth Group, Inc.	11,914	3,958,069
		8,360,093
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	6,001	1,068,118
Bio-Techne Corp.	264	95,486
Bruker Corp.	32,926	2,007,827
Sartorius Stedim Biotech	476	207,903
Thermo Fisher Scientific, Inc.	7,416	3,337,793
		6,717,127
Pharmaceuticals - 2.0%
Eli Lilly & Co.	22,988	4,710,011
Royalty Pharma PLC	47,547	2,214,264
Zoetis, Inc. Class A	14,461	2,244,926
		9,169,201

TOTAL HEALTH CARE		39,383,833

INDUSTRIALS - 7.6%
Aerospace & Defense - 0.8%
Airbus Group NV	1,434	166,594
The Boeing Co.	17,007	3,605,654
		3,772,248
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	14,292	2,255,706
Airlines - 0.4%
Southwest Airlines Co.	35,378	2,056,523
Building Products - 0.9%
Carrier Global Corp.	10,438	381,300
Fortune Brands Home & Security, Inc.	3,099	257,651
The AZEK Co., Inc.	10,353	456,671
Trane Technologies PLC	20,142	3,086,560
		4,182,182
Commercial Services & Supplies - 0.2%
Cintas Corp.	1,381	447,914
Copart, Inc. (a)	6,258	683,123
		1,131,037
Construction & Engineering - 0.8%
Quanta Services, Inc.	42,716	3,581,737
Electrical Equipment - 0.9%
AMETEK, Inc.	10,258	1,210,136
Generac Holdings, Inc. (a)	2,573	847,958
Plug Power, Inc. (a)	2,246	108,661
Rockwell Automation, Inc.	4,700	1,143,416
Shoals Technologies Group, Inc.	28,491	929,376
		4,239,547
Industrial Conglomerates - 1.0%
General Electric Co.	366,587	4,597,001
Machinery - 1.0%
Caterpillar, Inc.	9,732	2,100,944
Deere & Co.	6,936	2,421,496
Otis Worldwide Corp.	4,638	295,487
		4,817,927
Professional Services - 0.2%
Equifax, Inc.	1,520	246,058
Experian PLC	23,454	744,520
		990,578
Road & Rail - 0.9%
Old Dominion Freight Lines, Inc.	1,851	397,539
Uber Technologies, Inc. (a)	68,332	3,536,181
		3,933,720

TOTAL INDUSTRIALS		35,558,206

INFORMATION TECHNOLOGY - 17.6%
IT Services - 2.4%
Accenture PLC Class A	6,931	1,738,988
Adyen BV (a)(b)	86	200,671
Black Knight, Inc. (a)	4,419	338,893
GoDaddy, Inc. (a)	6,451	523,305
MasterCard, Inc. Class A	16,154	5,716,093
MongoDB, Inc. Class A (a)	686	264,748
PayPal Holdings, Inc. (a)	461	119,791
Square, Inc. (a)	5,277	1,213,868
VeriSign, Inc. (a)	1,333	258,642
Visa, Inc. Class A	3,628	770,551
		11,145,550
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc. (a)	19,946	1,685,636
Array Technologies, Inc.	12,794	474,402
ASML Holding NV (d)	2,683	1,521,502
First Solar, Inc. (a)	1,863	150,940
KLA Corp.	5,086	1,582,916
Lam Research Corp. (d)	6,892	3,909,073
Marvell Technology Group Ltd.	102,667	4,956,763
Microchip Technology, Inc.	1,097	167,435
NVIDIA Corp.	10,689	5,863,772
NXP Semiconductors NV	20,617	3,763,633
Qualcomm, Inc. (d)	33,830	4,607,308
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	7,393	931,074
Universal Display Corp.	1,882	398,401
		30,012,855
Software - 6.0%
Adobe, Inc. (a)	5,145	2,365,002
Dynatrace, Inc. (a)	10,682	531,536
HubSpot, Inc. (a)	2,656	1,367,840
Intuit, Inc.	4,949	1,930,803
LivePerson, Inc. (a)	2,924	191,873
Microsoft Corp.	74,243	17,252,588
Salesforce.com, Inc. (a)	16,366	3,543,239
Tenable Holdings, Inc. (a)	3,252	133,039
Viant Technology, Inc.	1,200	59,508
Workday, Inc. Class A (a)	1,619	396,946
Zoom Video Communications, Inc. Class A (a)	374	139,730
		27,912,104
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	94,796	11,494,963
Samsung Electronics Co. Ltd.	21,386	1,564,795
		13,059,758

TOTAL INFORMATION TECHNOLOGY		82,130,267

MATERIALS - 3.1%
Chemicals - 2.1%
Albemarle Corp. U.S.	1,546	243,047
Ashland Global Holdings, Inc.	1,074	90,345
Celanese Corp. Class A	1,437	199,614
CF Industries Holdings, Inc.	20,957	948,933
Corbion NV	2,143	121,783
Corteva, Inc.	20,456	923,588
DuPont de Nemours, Inc.	26,330	1,851,526
Huntsman Corp.	7,193	196,369
International Flavors & Fragrances, Inc.	13,572	1,839,142
Linde PLC	787	192,240
Olin Corp.	37,572	1,162,478
Sherwin-Williams Co.	1,470	1,000,100
The Chemours Co. LLC	39,403	927,153
		9,696,318
Containers & Packaging - 0.2%
Avery Dennison Corp.	3,857	675,785
Crown Holdings, Inc.	1,634	156,145
		831,930
Metals & Mining - 0.8%
Anglo American PLC (United Kingdom)	6,582	254,239
First Quantum Minerals Ltd.	22,911	493,831
Franco-Nevada Corp.	1,159	124,097
Freeport-McMoRan, Inc.	73,317	2,486,179
Rio Tinto PLC sponsored ADR (c)	4,535	396,359
		3,754,705

TOTAL MATERIALS		14,282,953

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Lamar Advertising Co. Class A	789	68,320
Simon Property Group, Inc.	28,898	3,263,162
		3,331,482
UTILITIES - 1.1%
Electric Utilities - 0.8%
NextEra Energy, Inc.	50,504	3,711,034
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	7,333	339,568
The AES Corp.	40,060	1,063,994
		1,403,562

TOTAL UTILITIES		5,114,596

TOTAL COMMON STOCKS
(Cost $245,325,075)		323,890,615

Fixed-Income Funds - 29.9%
Fidelity High Income Central Fund (g)	235,864	26,171,449
Fidelity Investment Grade Bond Central Fund (g)	983,945	112,819,147
TOTAL FIXED-INCOME FUNDS
(Cost $138,849,013)		138,990,596

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.07% (h)	2,423,494	2,423,979
Fidelity Securities Lending Cash Central Fund 0.08% (h)(i)	1,327,442	1,327,575
TOTAL MONEY MARKET FUNDS
(Cost $3,751,554)		3,751,554
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $387,925,642)		466,632,765
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,235,267)
NET ASSETS - 100%		$465,397,498

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
ASML Holding NV	Chicago Board Options Exchange	20	$1,134,180	$600.00	3/19/21	$(15,700)
Danaher Corp.	Chicago Board Options Exchange	66	1,449,822	260.00	3/19/21	(2,178)
Lam Research Corp.	Chicago Board Options Exchange	23	1,304,537	610.00	3/19/21	(25,243)
Qualcomm, Inc.	Chicago Board Options Exchange	100	1,361,900	180.00	3/19/21	(850)
TJX Companies, Inc.	Chicago Board Options Exchange	230	1,517,770	72.50	3/19/21	(9,545)
TOTAL WRITTEN OPTIONS						$(53,516)

The face value of written call options as a percentage of Net Assets is 0.0%

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,985,429 or 0.6% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $6,768,209.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $111,900 or 0.0% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Coinbase, Inc.	2/25/21 - 2/26/21	$113,222

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,252
Fidelity High Income Central Fund	547,395
Fidelity Investment Grade Bond Central Fund	3,592,061
Fidelity Securities Lending Cash Central Fund	1,839
Total	$4,143,547

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$16,228,233	$9,005,006	$--	$(16)	$938,226	$26,171,449	1.1%
Fidelity Investment Grade Bond Central Fund	91,093,364	25,428,763	--	--	(3,702,980)	112,819,147	0.4%
Total	$107,321,597	$34,433,769	$--	$(16)	$(2,764,754)	$138,990,596

 (a) Includes the value of shares purchased through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$40,511,077	$40,511,077	$--	$--
Consumer Discretionary	48,659,740	47,740,359	919,381	--
Consumer Staples	7,406,023	7,361,134	44,889	--
Energy	7,547,913	7,547,913	--	--
Financials	39,964,525	39,178,312	674,313	111,900
Health Care	39,383,833	39,383,833	--	--
Industrials	35,558,206	34,647,092	911,114	--
Information Technology	82,130,267	81,929,596	200,671	--
Materials	14,282,953	14,282,953	--	--
Real Estate	3,331,482	3,331,482	--	--
Utilities	5,114,596	5,114,596	--	--
Fixed-Income Funds	138,990,596	138,990,596	--	--
Money Market Funds	3,751,554	3,751,554	--	--
Total Investments in Securities:	$466,632,765	$463,770,497	$2,750,368	$111,900
Derivative Instruments:
Liabilities
Written Options	$(53,516)	$(53,516)	$--	$--
Total Liabilities	$(53,516)	$(53,516)	$--	$--
Total Derivative Instruments:	$(53,516)	$(53,516)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(53,516)
Total Equity Risk	0	(53,516)
Total Value of Derivatives	$0	$(53,516)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	9.1%
AAA,AA,A	4.6%
BBB	6.7%
BB	3.3%
B	1.9%
CCC,CC,C	1.4%
Not Rated	0.7%
Equities	69.9%
Short-Term Investments and Net Other Assets	0.6%
98.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.4%
Cayman Islands	1.9%
Netherlands	1.6%
United Kingdom	1.3%
Ireland	1.2%
Canada	1.2%
Bermuda	1.1%
Others (Individually Less Than 1%)	3.3%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,393,443) — See accompanying schedule: Unaffiliated issuers (cost $245,325,075)	$323,890,615
Fidelity Central Funds (cost $142,600,567)	142,742,150
Total Investment in Securities (cost $387,925,642)		$466,632,765
Cash		2
Receivable for investments sold		45,200
Receivable for fund shares sold		265,718
Dividends receivable		266,751
Distributions receivable from Fidelity Central Funds		296,246
Total assets		467,506,682
Liabilities
Payable for investments purchased	$447,669
Payable for fund shares redeemed	154,300
Accrued management fee	125,744
Written options, at value (premium received $140,623)	53,516
Other payables and accrued expenses	380
Collateral on securities loaned	1,327,575
Total liabilities		2,109,184
Net Assets		$465,397,498
Net Assets consist of:
Paid in capital		$382,015,968
Total accumulated earnings (loss)		83,381,530
Net Assets		$465,397,498
Net Asset Value, offering price and redemption price per share ($465,397,498 ÷ 35,312,672 shares)		$13.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Dividends		$1,254,604
Income from Fidelity Central Funds (including $1,839 from security lending)		1,778,418
Total income		3,033,022
Expenses
Management fee	$676,676
Independent trustees' fees and expenses	933
Miscellaneous	392
Total expenses before reductions	678,001
Expense reductions	(9,770)
Total expenses after reductions		668,231
Net investment income (loss)		2,364,791
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,123,664
Fidelity Central Funds	55
Foreign currency transactions	(1,032)
Written options	128,326
Capital gain distributions from Fidelity Central Funds	2,365,129
Total net realized gain (loss)		14,616,142
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	18,445,189
Fidelity Central Funds	(2,764,754)
Assets and liabilities in foreign currencies	(714)
Written options	87,107
Total change in net unrealized appreciation (depreciation)		15,766,828
Net gain (loss)		30,382,970
Net increase (decrease) in net assets resulting from operations		$32,747,761

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,364,791	$3,152,225
Net realized gain (loss)	14,616,142	(9,227,182)
Change in net unrealized appreciation (depreciation)	15,766,828	62,226,297
Net increase (decrease) in net assets resulting from operations	32,747,761	56,151,340
Distributions to shareholders	(3,848,335)	(2,495,968)
Share transactions
Proceeds from sales of shares	105,755,526	285,534,285
Reinvestment of distributions	3,848,335	2,495,968
Cost of shares redeemed	(44,357,344)	(53,619,112)
Net increase (decrease) in net assets resulting from share transactions	65,246,517	234,411,141
Total increase (decrease) in net assets	94,145,943	288,066,513
Net Assets
Beginning of period	371,251,555	83,185,042
End of period	$465,397,498	$371,251,555
Other Information
Shares
Sold	8,504,724	26,811,172
Issued in reinvestment of distributions	306,814	234,527
Redeemed	(3,530,528)	(5,122,799)
Net increase (decrease)	5,281,010	21,922,900

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Puritan K6 Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.36	$10.26	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.16	.03
Net realized and unrealized gain (loss)	.86	2.07	.24
Total from investment operations	.93	2.23	.27
Distributions from net investment income	(.07)	(.13)	(.01)
Distributions from net realized gain	(.05)	–	–
Total distributions	(.11)C	(.13)	(.01)
Net asset value, end of period	$13.18	$12.36	$10.26
Total ReturnD,E	7.61%	21.95%	2.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.32%H	.32%	.31%H,I
Expenses net of fee waivers, if any	.32%H	.32%	.31%H,I
Expenses net of all reductions	.32%H	.32%	.31%H,I
Net investment income (loss)	1.12%H	1.48%	1.62%H
Supplemental Data
Net assets, end of period (000 omitted)	$465,397	$371,252	$83,185
Portfolio turnover rateJ	65%H,K	67%K	99%K,L

 A For the period June 14, 2019 (commencement of operations) to August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity Puritan K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each $non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund	FMR	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Investment Grade Bond Central Fund	FMR	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, short-term gain distributions from underlying funds, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$81,249,014
Gross unrealized depreciation	(3,020,206)
Net unrealized appreciation (depreciation)	$78,228,808
Tax cost	$388,491,064

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(8,218,106)
Long-term	(46,130)
Total capital loss carryforward	$(8,264,236)

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Puritan K6 Fund	172,510,236	133,315,741

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $25,804,827 in exchange for 2,145,040 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $192,442,510 in exchange for 18,307,995 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .32% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Puritan K6 Fund	$1,744

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Puritan K6 Fund	3,686,213	2,189,792

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Puritan K6 Fund	$392

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Puritan K6 Fund	$198	$511	$–

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $9,763 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by 7.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Puritan K6 Fund	.32%
Actual		$1,000.00	$1,076.10	$1.65
Hypothetical-C		$1,000.00	$1,023.21	$1.61

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Puritan K6 Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

PUR-K6-SANN-0421
1.9893908.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2021